Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%), 4.05%,
05/25/37
(a)
....................... USD 41 $ 5,936
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.27%, 05/25/35
(a)
....... 41 34,383
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 .. 49 2,688
Series 2000-A, Class A4, 8.29%, 06/15/30 .. 35 2,049
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
5.52%, 08/25/34 ................. —
(b)
62
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.07%, 03/25/37 ................. 8 7,790
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.07%, 03/25/37 ................. 10 9,561
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
3.95%, 10/25/36
(a)
.................. 12 12,164
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
3.99%, 05/25/37 ................. 119 81,265
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
4.06%, 05/25/37 ................. 54 36,869
Conseco Finance Securitizations Corp., Series
2000-5, Class A6, 7.96%, 05/01/31 ....... 36 6,173
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term SOFR
at 0.22% Floor + 0.33%), 4.01%, 12/25/25
(a)
. —
(b)
248
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
....................... 7 6,918
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.26%, 01/25/29
(c)
1 2,281
Series 2006-S5, Class A5, 6.16%, 06/25/35 . 1 1,610
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 3.97%, 05/15/35 ........... —
(b)
240
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 3.94%, 11/15/36 ............ 2 1,813
First Franklin Mortgage Loan Trust, Series 2006-
FFH1, Class M2, (1-mo. CME Term SOFR at
0.60% Floor + 0.71%), 4.39%, 01/25/36
(a)
.. 42 38,506
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%), 4.19%,
01/25/47 ...................... 18 8,609
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
7.17%, 02/25/37 ................. 25 24,587
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.09%, 05/25/37
(a)
........... 19 16,028
IXIS Real Estate Capital Trust, Series 2007-HE1,
Class A4, (1-mo. CME Term SOFR at 0.23%
Floor + 0.34%), 4.02%, 05/25/37
(a)
....... 573 114,234
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
USD 8 $ 8,362
Series 2002-A, Class C, 0.00%, 06/15/33 .. 2 2,198
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.09%,
06/25/36 ...................... 19 8,993
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.11%,
08/25/36 ...................... 12 4,683
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 4.27%,
05/25/37
(a)
....................... 9 6,285
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 4.39%,
12/25/34
(a)
....................... 78 74,731
Oakwood Mortgage Investors, Inc., Series 2001-
D, Class A4, 6.93%, 09/15/31
(a)
......... 7 2,419
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
4.00%, 03/25/37
(a)
................ 40 34,565
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
..................... 25 21,330
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(c)
..................... 26 23,479
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. CME Term
SOFR at 1.20% Floor and 18.00% Cap +
1.31%), 4.99%, 10/15/37
(a) (d)
........... —
(b)
491
Ownit Mortgage Loan Trust, Series 2006-2, Class
A2C, 6.50%, 01/25/37
(c)
.............. 22 19,629
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (1-mo. CME Term SOFR at
0.32% Floor + 0.43%), 4.11%, 07/25/36
(a)
.. 15 3,094
Total Asset-Backed Securities — 0 .2%
(Cost: $ 951,400 ) ................................. 624,273
Shares
Shares
Common Stocks
Aerospace & Defense — 1.6%
BAE Systems plc ..................... 57,791 1,694,346
Bharat Electronics Ltd. ................. 22,273 95,312
Curtiss-Wright Corp. ................... 934 636,166
GE Aerospace ....................... 1,355 384,508
Lockheed Martin Corp. ................. 1,521 919,277
Northrop Grumman Corp. ............... 537 366,363
Rolls-Royce Holdings plc ............... 43,694 663,818
RTX Corp. ......................... 4,501 868,243
Safran SA .......................... 4,289 1,403,487
Thales SA .......................... 785 230,197
7,261,717
Air Freight & Logistics — 0.0%
Deutsche Post AG .................... 1,852 97,613
Expeditors International of Washington, Inc. ... 160 22,917
120,530
Automobile Components — 0.2%
Apollo Tyres Ltd. ..................... 4,706 20,591
BorgWarner, Inc. ..................... 12,691 688,614

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Automobile Components (continued)
HL Mando Co. Ltd. .................... 1,541 $ 51,964
761,169
Automobiles — 0.7%
General Motors Co. ................... 1,886 140,507
Tesla, Inc.
(e)
......................... 7,780 2,892,215
3,032,722
Banks — 3.5%
Banco Bilbao Vizcaya Argentaria SA ........ 3,398 73,395
Banco Santander SA .................. 42,070 471,635
Bank Hapoalim BM ................... 2,389 56,106
Bank of America Corp. ................. 47,232 2,302,560
Bank of Montreal ..................... 2,041 276,447
Bank of Nova Scotia (The) ............... 917 63,592
Bank Polska Kasa Opieki SA ............. 2,456 145,528
Barclays plc ........................ 35,449 185,522
BAWAG Group AG
(d) (f)
.................. 299 45,456
BNP Paribas SA ..................... 9,158 872,424
Canadian Imperial Bank of Commerce ...... 1,552 147,089
Citigroup, Inc. ....................... 9,687 1,098,603
Credit Agricole SA .................... 31,784 593,228
Danske Bank A/S ..................... 1,677 82,647
DBS Group Holdings Ltd. ............... 23,500 1,045,753
East West Bancorp, Inc. ................ 61 6,512
Erste Group Bank AG .................. 49 5,293
Federal Bank Ltd. .................... 11,741 32,434
FNB Corp. ......................... 1,598 26,719
Grupo Cibest SA ..................... 3,750 86,665
Grupo Financiero Banorte SAB de CV , Class O 12,462 138,213
HDFC Bank Ltd. ..................... 720 5,640
Huntington Bancshares, Inc. ............. 359 5,618
ICICI Bank Ltd. ...................... 491 6,303
Intesa Sanpaolo SpA .................. 163,449 988,521
Israel Discount Bank Ltd. , Class A ......... 3,154 31,848
JPMorgan Chase & Co. ................ 6,002 1,765,548
KB Financial Group, Inc. ................ 312 30,629
Mitsubishi UFJ Financial Group, Inc. ........ 64,800 1,097,319
NatWest Group plc .................... 15,290 113,268
Nordea Bank Abp .................... 1,391 23,952
OTP Bank Nyrt. ...................... 114 12,224
Popular, Inc. ........................ 192 25,761
Powszechna Kasa Oszczednosci Bank Polski SA 1,432 33,873
Societe Generale SA .................. 2,181 159,250
Standard Chartered plc ................. 8,134 169,511
State Bank of India .................... 630 6,570
Sumitomo Mitsui Financial Group, Inc. ....... 33,600 1,104,779
Sumitomo Mitsui Trust Group, Inc. ......... 32,300 1,028,969
UniCredit SpA ....................... 11,715 840,479
US Bancorp ........................ 19,931 1,036,611
Wells Fargo & Co. .................... 864 68,783
16,311,277
Beverages — 0.3%
Ambev SA ......................... 48,136 141,717
Coca-Cola Femsa SAB de CV ............ 5,369 52,333
PepsiCo, Inc. ....................... 6,280 975,221
Radico Khaitan Ltd. ................... 3,662 102,472
Tsingtao Brewery Co. Ltd. , Class H ......... 2,000 12,425
United Spirits Ltd. .................... 1,118 14,366
1,298,534
Biotechnology — 0.9%
AbbVie, Inc. ........................ 5,089 1,106,807
Alkermes plc
(e)
....................... 2,369 83,768
Alnylam Pharmaceuticals, Inc.
(e)
........... 125 41,359
Amgen, Inc. ........................ 1,709 601,312
Security
Shares
Shares Value
Biotechnology (continued)
Ascendis Pharma A/S , ADR
(e)
............. 87 $ 19,899
BeOne Medicines Ltd. , Class H
(e)
.......... 2,100 47,108
Biogen, Inc.
(e)
....................... 926 169,764
BioMarin Pharmaceutical, Inc.
(e)
........... 2,153 121,623
BioNTech SE , ADR
(e)
.................. 1,317 117,055
CSL Ltd. ........................... 202 19,840
Exelixis, Inc.
(e)
....................... 2,798 120,006
Genmab A/S
(e)
....................... 530 142,740
Gilead Sciences, Inc. .................. 3,990 556,086
Hugel, Inc.
(e)
........................ 449 72,362
Incyte Corp.
(e)
....................... 159 14,965
Innovent Biologics, Inc.
(d) (e) (f)
.............. 14,000 153,994
Insmed, Inc.
(e)
....................... 41 6,704
Moderna, Inc.
(e)
...................... 1,136 57,709
Natera, Inc.
(e)
....................... 798 159,592
Neurocrine Biosciences, Inc.
(e)
............ 1,198 157,825
Regeneron Pharmaceuticals, Inc. .......... 423 326,827
Seegene, Inc. ....................... 693 10,150
United Therapeutics Corp.
(e)
.............. 175 103,771
Vertex Pharmaceuticals, Inc.
(e)
............ 385 171,918
4,383,184
Broadline Retail — 1.8%
Alibaba Group Holding Ltd. .............. 35,000 548,607
Amazon.com, Inc.
(e)
................... 31,534 6,567,586
Dollarama, Inc. ...................... 1,072 131,567
eBay, Inc. .......................... 2,727 248,212
Etsy, Inc.
(e)
......................... 2,245 112,205
JD.com, Inc. , Class A .................. 7,000 103,184
MercadoLibre, Inc.
(e)
................... 218 376,926
Wesfarmers Ltd. ..................... 3,214 164,094
8,252,381
Building Products — 0.0%
Johnson Controls International plc ......... 811 106,200
Capital Markets — 1.7%
Ameriprise Financial, Inc. ............... 869 386,184
Charles Schwab Corp. (The) ............. 18,618 1,749,720
China International Capital Corp. Ltd. , Class A . 123,600 587,418
Coinbase Global, Inc. , Class A
(e)
........... 552 96,385
Deutsche Bank AG (Registered) ........... 9,073 270,013
Goldman Sachs Group, Inc. (The) ......... 550 465,295
Hithink RoyalFlush Information Network Co. Ltd. ,
Class A ......................... 4,100 179,784
IG Group Holdings plc ................. 647 12,320
Intercontinental Exchange, Inc. ........... 2,143 337,051
Jefferies Financial Group, Inc. ............ 1,086 44,819
London Stock Exchange Group plc ......... 531 62,705
Macquarie Group Ltd. .................. 9,735 1,382,923
Morgan Stanley ...................... 14,200 2,336,894
Multi Commodity Exchange of India Ltd. ..... 640 16,354
Nippon Life India Asset
Management
Ltd.
(d) (f)
.. 1,245 10,523
SEI Investments Co. ................... 126 9,887
Stifel Financial Corp. .................. 446 32,968
TMX Group Ltd. ...................... 1,511 53,582
UBS Group AG (Registered) ............. 2,665 103,917
XP, Inc. , Class A ..................... 258 4,912
8,143,654
Chemicals — 0.5%
Albemarle Corp. ..................... 1,670 299,815
Corteva, Inc. ........................ 9,766 817,512
DSM-Firmenich AG ................... 6,646 475,349
Ganfeng Lithium Group Co. Ltd. , Class A ..... 3,400 39,341
KCC Corp. ......................... 251 83,111
LG Chem Ltd. ....................... 1,217 248,754

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Navin Fluorine International Ltd. ........... 1,102 $ 72,095
Nitto Denko Corp. .................... 2,500 50,011
Orica Ltd. .......................... 6,627 93,140
Pidilite Industries Ltd. .................. 794 10,757
Shanghai Putailai New Energy Technology Group
Co. Ltd. ......................... 1,900 8,957
Solar Industries India Ltd. ............... 944 121,003
Sumitomo Chemical Co. Ltd. ............. 38,700 125,216
Tianqi Lithium Corp. , Class A
(e)
............ 8,500 69,591
UPL Ltd. ........................... 3,212 19,484
2,534,136
Commercial Services & Supplies — 0.1%
Tetra Tech, Inc. ...................... 695 20,933
Waste Management, Inc. ................ 1,038 238,522
259,455
Communications Equipment — 0.4%
Accton Technology Corp. ............... 2,000 98,674
Arcadyan Technology Corp. .............. 11,000 53,338
Arista Networks, Inc.
(e)
................. 1,001 122,903
Lumentum Holdings, Inc.
(e)
.............. 154 108,225
Motorola Solutions, Inc. ................ 1,899 824,109
Nokia OYJ ......................... 55,750 447,228
Zhongji Innolight Co. Ltd. , Class A ......... 1,300 111,702
1,766,179
Construction & Engineering — 0.9%
ACS Actividades de Construccion y Servicios SA 200 24,391
AECOM
(g)
.......................... 14,032 1,190,194
HDC Hyundai Development Co-Engineering &
Construction ...................... 1,475 20,250
MasTec, Inc.
(e)
....................... 3,803 1,223,577
Obayashi Corp. ...................... 13,900 336,665
Quanta Services, Inc. .................. 69 37,882
Samsung E&A Co. Ltd. ................. 5,120 125,765
Skanska AB , Class B .................. 4,049 109,522
Stantec, Inc. ........................ 9,639 833,288
United Integrated Services Co. Ltd. ......... 3,000 79,689
WSP Global, Inc. ..................... 627 97,581
4,078,804
Construction Materials — 0.1%
Holcim AG ......................... 3,236 267,494
Shree Cement Ltd. .................... 40 9,780
277,274
Consumer Finance — 0.4%
Ally Financial, Inc. .................... 630 24,715
American Express Co. ................. 6,338 1,917,118
1,941,833
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp. ................ 1,239 1,234,577
Dino Polska SA
(d) (e) (f)
................... 1,548 13,990
E-MART, Inc. ........................ 357 23,146
J Sainsbury plc ...................... 8,298 37,233
Koninklijke Ahold Delhaize NV ............ 5,411 251,986
Migros Ticaret A/S .................... 4,549 61,847
Tesco plc .......................... 61,173 384,474
Walmart, Inc. ........................ 6,025 748,787
2,756,040
Containers & Packaging — 0.1%
Ball Corp. .......................... 2,730 161,371
Crown Holdings, Inc. .................. 4,721 473,280
634,651
Security
Shares
Shares Value
Diversified REITs — 0.0%
British Land Co. plc (The) ............... 3,656 $ 17,294
Diversified Telecommunication Services — 1.0%
AT&T, Inc. .......................... 22,495 652,130
Comcast Corp. , Class A ................ 26,257 753,839
Deutsche Telekom AG (Registered) ........ 38,819 1,448,852
Quebecor, Inc. , Class B ................ 257 10,913
Telefonica Brasil SA
(e)
.................. 42,322 335,971
Verizon Communications, Inc. ............ 32,881 1,650,626
4,852,331
Electric Utilities — 0.4%
CPFL Energia SA ..................... 12,614 118,570
Duke Energy Corp. ................... 870 113,918
Edison International ................... 4,052 296,525
EDP SA ........................... 118,254 625,765
Energisa SA ........................ 7,256 73,473
Exelon Corp. ........................ 212 10,392
Iberdrola SA ........................ 4,560 104,397
NextEra Energy, Inc. .................. 2,604 241,859
NRG Energy, Inc. ..................... 3,161 461,949
2,046,848
Electrical Equipment — 1.5%
ABB Ltd. (Registered) .................. 24,811 2,017,332
AMETEK, Inc. ....................... 7,963 1,706,949
Bizlink Holding, Inc. ................... 6,121 351,477
Contemporary Amperex Technology Co. Ltd. ,
Class A ......................... 15,500 919,810
CS Wind Corp.
(e)
..................... 1,993 80,261
GE Vernova T&D India Ltd. .............. 8,290 320,762
GE Vernova, Inc. ..................... 207 180,690
LS Corp. .......................... 118 21,089
Siemens Energy AG ................... 6,090 1,050,218
Sungrow Power Supply Co. Ltd. , Class A ..... 3,100 69,157
Vestas Wind Systems A/S ............... 8,155 246,044
6,963,789
Electronic Equipment, Instruments & Components — 0.9%
Chroma ATE, Inc. ..................... 30,000 1,439,533
Delta Electronics, Inc. .................. 16,000 721,446
Flex Ltd.
(e)
.......................... 896 58,652
Jabil, Inc. .......................... 72 19,125
Keysight Technologies, Inc.
(e)
............. 1,351 381,482
LG Innotek Co. Ltd. ................... 155 31,265
Lotes Co. Ltd. ....................... 1,000 66,737
Murata Manufacturing Co. Ltd. ............ 42,300 949,095
TDK Corp. ......................... 900 11,691
TE Connectivity plc ................... 3,323 694,574
4,373,600
Energy Equipment & Services — 0.0%
Halliburton Co. ...................... 1,941 75,680
Entertainment — 0.5%
NetEase, Inc. ....................... 2,400 53,628
Netflix, Inc.
(e)
........................ 14,770 1,420,135
ROBLOX Corp. , Class A
(e)
............... 242 13,687
Roku, Inc. , Class A
(e)
.................. 3,408 322,465
Spotify Technology SA
(e)
................ 678 328,769
2,138,684
Financial Services — 0.5%
Berkshire Hathaway, Inc. , Class B
(e)
........ 645 309,084
Block, Inc. , Class A
(e)
.................. 5,558 334,480
Fidelity National Information Services, Inc. .... 7,626 357,736
Mastercard, Inc. , Class A ................ 2,806 1,402,046
One 97 Communications Ltd.
(e)
............ 5,126 52,350

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Visa, Inc. , Class A .................... 42 $ 12,694
2,468,390
Food Products — 0.1%
AVI Ltd. ........................... 7,425 45,569
Chocoladefabriken Lindt & Spruengli AG ..... 1 14,042
Conagra Brands, Inc. .................. 15,994 251,426
General Mills, Inc. .................... 672 25,012
Marico Ltd. ......................... 6,933 54,117
MBRF Global Foods Co. SA ............. 13,264 55,337
Tyson Foods, Inc. , Class A .............. 2,145 137,430
582,933
Gas Utilities — 0.0%
ENN Energy Holdings Ltd. ............... 24,800 201,932
Ground Transportation — 0.2%
Canadian National Railway Co. ........... 1,907 196,280
Canadian Pacific Kansas City Ltd. ......... 1,166 91,756
CSX Corp. ......................... 220 9,031
Uber Technologies, Inc.
(e)
............... 6,355 457,115
754,182
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories ................... 15,874 1,629,784
Boston Scientific Corp.
(e)
................ 17,183 1,078,233
Intuitive Surgical, Inc.
(e)
................. 61 28,120
Koninklijke Philips NV .................. 4,983 136,296
Stryker Corp. ....................... 532 174,810
3,047,243
Health Care Providers & Services — 0.8%
Apollo Hospitals Enterprise Ltd. ........... 475 37,526
Cardinal Health, Inc. ................... 1,591 336,194
Cigna Group (The) .................... 2,861 763,172
Elevance Health, Inc. .................. 61 17,858
Fortis Healthcare Ltd. .................. 34,930 295,773
HCA Healthcare, Inc. .................. 1,189 562,682
Humana, Inc. ....................... 80 13,871
McKesson Corp. ..................... 613 530,466
Tenet Healthcare Corp.
(e)
................ 1,185 223,621
UnitedHealth Group, Inc. ................ 2,676 724,099
3,505,262
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(e)
........... 1,616 283,867
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc. , Class A
(e)
.................. 6,803 859,083
Aristocrat Leisure Ltd. .................. 16,582 527,063
Booking Holdings, Inc. ................. 220 926,270
Chipotle Mexican Grill, Inc.
(e)
............. 390 12,484
McDonald's Corp. .................... 6,287 1,953,937
Meituan , Class B
(d) (e) (f)
.................. 25,120 274,116
Trip.com Group Ltd.
(e)
.................. 407 20,113
4,573,066
Household Durables — 0.6%
Crompton Greaves Consumer Electricals Ltd. .. 30,170 72,226
Lennar Corp. , Class A .................. 90 7,815
NVR, Inc.
(e)
......................... 67 441,519
Sony Group Corp. .................... 101,100 2,107,201
2,628,761
Household Products — 0.6%
Colgate-Palmolive Co. ................. 429 36,564
Procter & Gamble Co. (The) ............. 18,208 2,629,963
2,666,527
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp. ............. 198 $ 7,891
ReNew Energy Global plc , Class A
(e)
........ 4,424 20,262
RWE AG .......................... 177 11,908
Vistra Corp. ........................ 174 26,158
66,219
Industrial Conglomerates — 0.8%
3M Co. ............................ 4,484 651,211
CJ Corp. .......................... 879 113,123
Hitachi Ltd. ......................... 13,200 387,229
Honeywell International, Inc. ............. 5,303 1,198,637
Samsung C&T Corp. .................. 324 56,784
Siemens AG (Registered) ............... 4,154 1,012,056
Smiths Group plc ..................... 15,373 469,126
3,888,166
Insurance — 2.0%
AIA Group Ltd.
(g)
..................... 193,000 2,144,486
Allianz SE (Registered) ................. 3,377 1,426,170
ASR Nederland NV ................... 484 33,322
AXA SA ........................... 45,199 2,076,965
Hartford Insurance Group, Inc. (The) ........ 2,825 382,025
Intact Financial Corp. .................. 30 5,436
Max Financial Services Ltd.
(e)
............. 4,251 67,296
MetLife, Inc. ........................ 15,528 1,098,140
NN Group NV ....................... 5,950 464,671
Ping An Insurance Group Co. of China Ltd. ,
Class H ......................... 49,000 376,772
Progressive Corp. (The) ................ 549 108,834
Prudential Financial, Inc. ................ 1,068 104,333
Travelers Cos., Inc. (The) ............... 3,471 1,012,421
9,300,871
Interactive Media & Services — 2.7%
Alphabet, Inc. , Class A ................. 17,389 5,000,381
Alphabet, Inc. , Class C ................. 11,145 3,197,054
Meta Platforms, Inc. , Class A ............. 3,451 1,974,421
NAVER Corp. ....................... 775 105,515
Tencent Holdings Ltd. .................. 35,700 2,251,684
12,529,055
IT Services — 0.5%
Accenture plc , Class A ................. 543 107,671
CoreWeave, Inc. , Class A
(e)
.............. 596 46,172
Fujitsu Ltd. ......................... 12,600 257,678
HCL Technologies Ltd. ................. 6,683 96,187
Infosys Ltd. ......................... 65,751 886,839
International Business Machines Corp. ...... 418 101,319
NEC Corp. ......................... 12,400 308,550
Nomura Research Institute Ltd. ........... 200 5,474
Shopify, Inc. , Class A
(e)
................. 1,288 152,827
Tata Consultancy Services Ltd. ........... 5,030 126,659
Tech Mahindra Ltd. ................... 5,683 84,417
VeriSign, Inc. ....................... 222 55,136
2,228,929
Leisure Products — 0.0%
Hasbro, Inc. ........................ 1,129 105,674
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. ............... 350 39,893
Danaher Corp. ...................... 1,133 214,817
Hangzhou Tigermed Consulting Co. Ltd. , Class A 3,800 30,162
Illumina, Inc.
(e)
....................... 162 19,968
IQVIA Holdings, Inc.
(e)
.................. 1,748 298,104
Lonza Group AG (Registered) ............ 66 42,340
Medpace Holdings, Inc.
(e)
............... 48 23,049

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.
(e)
......... 57 $ 71,889
QIAGEN NV ........................ 786 31,841
QIAGEN NV ........................ 260 10,410
Thermo Fisher Scientific, Inc. ............. 646 317,528
West Pharmaceutical Services, Inc. ........ 125 31,330
1,131,331
Machinery — 0.1%
Amada Co. Ltd. ...................... 17,800 251,042
Caterpillar, Inc. ...................... 242 171,447
HD Hyundai Heavy Industries Co. Ltd. ....... 53 16,977
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. ......................... 25 5,794
Illinois Tool Works, Inc. ................. 173 45,030
Mitsubishi Heavy Industries Ltd. ........... 700 19,234
Wartsila OYJ Abp ..................... 3,508 130,666
Xylem, Inc. ......................... 52 6,214
646,404
Marine Transportation — 0.0%
Star Bulk Carriers Corp. ................ 368 8,453
Media — 0.1%
CyberAgent, Inc. ..................... 1,900 16,255
Fox Corp. , Class B .................... 1,606 85,278
Informa plc ......................... 37,232 373,948
475,481
Metals & Mining — 1.3%
Anglo American plc ................... 4,739 204,349
Barrick Mining Corp. ................... 4,629 189,173
BHP Group Ltd. ...................... 29,685 1,074,078
Capstone Copper Corp.
(e)
............... 3,245 24,470
Cleveland-Cliffs, Inc.
(e)
................. 10,623 89,764
Endeavour Mining plc .................. 4,791 287,267
First Quantum Minerals Ltd.
(e)
............ 10,835 259,056
Fortescue Ltd. ....................... 27,310 390,249
Freeport-McMoRan, Inc. ................ 14,480 851,134
Hindustan Zinc Ltd. ................... 58,028 312,932
Hyundai Steel Co. .................... 4,905 112,650
National Aluminium Co. Ltd. .............. 1,941 8,013
Newmont Corp. ...................... 3,993 432,242
Rio Tinto plc ........................ 914 84,795
Vale SA ........................... 13,402 213,377
Vedanta Ltd. ........................ 1,074 7,535
Wheaton Precious Metals Corp. ........... 12,781 1,677,673
6,218,757
Multi-Utilities — 0.4%
Consolidated Edison, Inc. ............... 6,793 768,832
Engie SA .......................... 23,666 762,695
Public Service Enterprise Group, Inc. ....... 1,355 109,687
1,641,214
Oil, Gas & Consumable Fuels — 2.3%
Aker BP ASA ........................ 5,063 187,174
BP plc ............................ 26,249 205,446
Cameco Corp. ....................... 433 47,088
Cheniere Energy, Inc. .................. 514 145,853
Chevron Corp. ....................... 14,254 2,949,152
Devon Energy Corp. ................... 563 28,330
Enbridge, Inc. ....................... 2,720 147,448
ENEOS Holdings, Inc. ................. 155,700 1,402,878
EOG Resources, Inc. .................. 5,777 835,181
Exxon Mobil Corp. .................... 2,921 495,577
Petronet LNG Ltd. .................... 2,532 6,650
Repsol SA ......................... 35,684 1,004,450
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Santos Ltd. ......................... 111,619 $ 610,952
Shell plc ........................... 55,015 2,548,022
Valero Energy Corp. ................... 57 14,083
Var Energi ASA ...................... 60,565 311,805
10,940,089
Passenger Airlines — 0.0%
Delta Air Lines, Inc. ................... 586 38,957
International Consolidated Airlines Group SA .. 22,986 108,173
147,130
Personal Care Products — 0.0%
L'Oreal SA ......................... 33 13,474
Pharmaceuticals — 2.0%
Alkem Laboratories Ltd. ................ 97 5,438
Astellas Pharma, Inc. .................. 4,700 76,619
AstraZeneca plc ..................... 4,171 815,597
Bristol-Myers Squibb Co. ................ 17,182 1,042,088
Daiichi Sankyo Co. Ltd. ................. 29,000 518,829
Eli Lilly & Co. ....................... 1,285 1,181,904
GSK plc ........................... 8,031 221,218
Ipsen SA .......................... 317 59,242
Johnson & Johnson ................... 5,349 1,307,510
Ono Pharmaceutical Co. Ltd. ............. 23,600 378,780
Pfizer, Inc. ......................... 83,768 2,352,205
Roche Holding AG .................... 13 5,387
Sanofi SA .......................... 6,816 658,220
Zoetis, Inc. , Class A ................... 4,294 507,594
Zydus Lifesciences Ltd. ................ 5,794 53,948
9,184,579
Professional Services — 0.2%
Computer Age Management Services Ltd. .... 1,585 10,586
Intertek Group plc .................... 6,191 301,248
Jacobs Solutions, Inc. .................. 895 113,916
Recruit Holdings Co. Ltd. ............... 1,800 78,426
Thomson Reuters Corp.
(g)
............... 3,986 359,774
Wolters Kluwer NV .................... 874 65,277
929,227
Real Estate Management & Development — 0.1%
CBRE Group, Inc. , Class A
(e)
............. 124 16,797
Daiwa House Industry Co. Ltd. ............ 1,700 53,334
Mitsui Fudosan Co. Ltd. ................ 56,500 602,315
Vonovia SE ......................... 388 9,705
682,151
Residential REITs — 0.0%
Invitation Homes, Inc. .................. 1,485 36,902
Retail REITs — 0.1%
Klepierre SA ........................ 1,224 45,951
Link REIT .......................... 2,500 11,587
RioCan REIT ........................ 17,950 245,037
302,575
Semiconductors & Semiconductor Equipment — 6.8%
Advanced Micro Devices, Inc.
(e)
........... 5,904 1,201,051
Advantest Corp. ...................... 1,900 262,213
Analog Devices, Inc. ................... 828 263,420
Applied Materials, Inc. ................. 2,963 1,012,724
ASM International NV .................. 56 42,445
ASML Holding NV .................... 1,371 1,823,096
ASPEED Technology, Inc. ............... 1,000 344,695
Broadcom, Inc. ...................... 10,495 3,248,307
Elan Microelectronics Corp. .............. 17,000 66,249
First Solar, Inc.
(e)
..................... 515 101,589

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.
(e)
........................ 13,622 $ 601,139
King Yuan Electronics Co. Ltd. ............ 29,000 248,072
Lam Research Corp. .................. 3,789 809,558
MediaTek, Inc. ....................... 7,000 335,756
Micron Technology, Inc. ................. 4,166 1,407,441
Nanya Technology Corp.
(e)
............... 4,000 26,662
NVIDIA Corp. ....................... 65,484 11,420,410
Parade Technologies Ltd. ............... 4,000 61,319
Phison Electronics Corp. ................ 9,000 447,610
QUALCOMM, Inc. .................... 7,936 1,021,998
Realtek Semiconductor Corp. ............ 1,000 15,209
SK Hynix, Inc. ....................... 1,720 975,868
Skyworks Solutions, Inc.
(g)
............... 12,235 655,184
Taiwan Semiconductor Manufacturing Co. Ltd. . 66,000 3,817,079
Texas Instruments, Inc. ................. 1,198 232,580
Tokyo Electron Ltd. ................... 5,400 1,341,635
31,783,309
Software — 2.6%
Adobe, Inc.
(e)
........................ 2,058 500,259
Autodesk, Inc.
(e)
...................... 153 36,628
Birlasoft Ltd. ........................ 10,292 36,451
Dropbox, Inc. , Class A
(e)
................ 7,458 169,446
Intuit, Inc. .......................... 1,253 541,772
Microsoft Corp. ...................... 22,584 8,359,919
Nice Ltd.
(e)
......................... 900 99,368
Oracle Corp. ........................ 1,259 185,211
Palantir Technologies, Inc. , Class A
(e)
....... 8,306 1,215,002
Salesforce, Inc. ...................... 1,567 292,512
SAP SE ........................... 732 124,793
ServiceNow, Inc.
(e)
.................... 4,904 512,713
Tata Elxsi Ltd. ....................... 625 26,527
Trimble, Inc.
(e)
....................... 466 30,397
Zscaler, Inc.
(e)
....................... 221 31,004
12,162,002
Specialized REITs — 0.6%
American Tower Corp. ................. 6,081 1,049,459
Digital Realty Trust, Inc. ................ 7,906 1,424,740
Equinix, Inc. ........................ 295 289,171
2,763,370
Specialty Retail — 0.4%
Home Depot, Inc. (The) ................ 115 37,822
JB Hi-Fi Ltd. ........................ 2,611 132,114
Lojas Renner SA ..................... 176,385 506,356
TJX Cos., Inc. (The) ................... 5,319 849,444
Ultrapar Participacoes SA ............... 23,646 130,787
1,656,523
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc. ......................... 44,549 11,306,091
Dell Technologies, Inc. , Class C ........... 2,444 401,134
Samsung Electronics Co. Ltd. ............ 13,945 1,631,026
Xiaomi Corp. , Class B
(d) (e) (f)
.............. 30,200 124,746
13,462,997
Textiles, Apparel & Luxury Goods — 0.2%
Makalot Industrial Co. Ltd. ............... 13,460 97,879
Pandora A/S ........................ 1 71
Tapestry, Inc. ........................ 5,123 722,907
820,857
Tobacco — 0.4%
Altria Group, Inc. ..................... 20,689 1,365,267
Japan Tobacco, Inc. ................... 12,700 487,221
1,852,488
Security
Shares
Shares Value
Water Utilities — 0.1%
United Utilities Group plc ................ 15,858 $ 276,503
Wireless Telecommunication Services — 0.2%
Bharti Airtel Ltd. ...................... 5,210 99,008
MTN Group Ltd. ...................... 18,461 215,563
SoftBank Corp. ...................... 48,000 64,230
TIM SA ........................... 4,858 25,735
T-Mobile US, Inc. ..................... 3,089 648,782
1,053,318
Total Common Stocks — 49 .7%
(Cost: $ 195,777,359 ) .............................. 231,408,177
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.1%
Axon Enterprise, Inc., 6.13%, 03/15/30
(d)
..... USD 19 19,314
Boeing Co. (The), 5.93%, 05/01/60 ........ 60 57,593
Bombardier, Inc.
(d)
7.25% , 07/01/31 ................... 24 25,150
6.75% , 06/15/33 ................... 65 67,126
7.45% , 05/01/34 ................... 31 33,485
General Electric Co., 4.90%, 01/29/36 ...... 145 145,117
Lockheed Martin Corp., 4.09%, 09/15/52 .... 40 31,220
Moog, Inc., 5.50%, 10/15/34
(d)
........... 15 15,047
RTX Corp., 6.40%, 03/15/54 ............ 40 43,133
TransDigm, Inc.
(d)
6.88% , 12/15/30 ................... 33 33,814
7.13% , 12/01/31 ................... 45 46,447
6.63% , 03/01/32 ................... 16 16,318
6.38% , 05/31/33 ................... 21 20,888
6.25% , 01/31/34 ................... 5 5,055
6.75% , 01/31/34 ................... 10 10,131
569,838
Air Freight & Logistics — 0.0%
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(d)
. 34 35,363
Automobile Components — 0.1%
Cooper-Standard Automotive, Inc., 9.25%,
03/01/31
(d)
...................... 89 83,638
Cyprium Corp.
(d)
6.13% , 04/15/31 ................... 12 11,830
6.38% , 04/15/34 ................... 15 14,559
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(d)
55 56,948
Icahn Enterprises LP
9.75% , 01/15/29 ................... 35 34,410
10.00% , 11/15/29
(d)
................. 36 35,465
9.00% , 06/15/30 ................... 18 16,881
IHO Verwaltungs GmbH
(d)(h)
7.75% , ( 7.75 % Cash or 8.50 % PIK), 11/15/30 9 9,148
8.00% , ( 8.00 % Cash or 8.75 % PIK), 11/15/32 23 23,562
Patrick Industries, Inc., 6.38%, 11/01/32
(d)
.... 50 49,997
Phinia, Inc.
(d)
6.75% , 04/15/29 ................... 15 15,271
6.63% , 10/15/32 ................... 17 17,279
368,988
Automobiles — 0.2%
Honda Motor Co. Ltd.
2.53% , 03/10/27 ................... 260 255,521
4.69% , 07/08/30 ................... 410 406,848
Mercedes-Benz Finance North America LLC,
8.50%, 01/18/31 .................. 60 69,481

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
Nissan Motor Acceptance Co. LLC
(d)
5.63% , 09/29/28 ................... USD 12 $ 11,776
6.13% , 09/30/30 ................... 41 39,403
Nissan Motor Co. Ltd.
(d)
7.50% , 07/17/30 ................... 22 22,168
7.75% , 07/17/32 ................... 47 47,592
8.13% , 07/17/35 ................... 19 19,548
Rivian Holdings LLC, 10.00%, 01/15/31
(d)
.... 17 16,518
888,855
Banks — 3.0%
Banco Bilbao Vizcaya Argentaria SA, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.70%), 6.14%, 09/14/28
(a)
..... 400 409,188
Banco Santander SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18% ,
03/24/28
(a)
..................... 200 199,119
5.59% , 08/08/28 ................... 200 204,864
6.61% , 11/07/28 ................... 200 210,202
Bank of America Corp.
(1-day SOFR + 1.05%), 2.55% , 02/04/28
(a)
. 379 373,223
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28
(a)
..................... 59 58,551
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28
(a)
..................... 29 28,688
(1-day SOFR + 1.99%), 6.20% , 11/10/28
(a)
. 150 154,094
(1-day SOFR + 1.32%), 2.69% , 04/22/32
(a)
. 273 247,398
(1-day SOFR + 1.83%), 4.57% , 04/27/33
(a)
. 180 176,853
(1-day SOFR + 1.31%), 5.51% , 01/24/36
(a)
. 230 234,549
(1-day SOFR + 1.70%), 5.74% , 02/12/36
(a)
. 135 137,331
5.88% , 02/07/42 ................... 50 51,493
(3-mo. CME Term SOFR + 3.41%), 4.08% ,
03/20/51
(a)
..................... 148 114,479
Bank of Montreal, 5.20%, 02/01/28 ........ 250 253,750
Barclays plc, (1-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.20%),
2.67%, 03/10/32
(a)
................. 220 197,255
BPCE SA, 2.70%, 10/01/29
(d)
............ 274 256,929
Citigroup, Inc.
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
. 550 510,229
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(a)
. 315 311,399
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(a)
. 250 229,170
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(a)
. 10 8,946
5.88% , 02/22/33 ................... 118 123,458
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
. 220 206,372
Fifth Third Bancorp
(a)
(1-day SOFR + 2.34%), 6.34% , 07/27/29 .. 20 20,734
(SOFR Index + 2.13%), 4.77% , 07/28/30 .. 68 68,010
First Citizens BancShares, Inc., (1-day SOFR +
1.41%), 5.23%, 03/12/31
(a)
............ 70 69,410
HSBC Holdings plc
(1-day SOFR + 1.90%), 5.87% , 11/18/35
(a)
. 200 202,591
(1-day SOFR + 1.56%), 5.45% , 03/03/36
(a)
. 200 200,583
(1-day SOFR + 1.88%), 5.79% , 05/13/36
(a)
. 180 185,029
6.10% , 01/14/42 ................... 110 116,525
Huntington Bancshares, Inc., (1-day SOFR +
2.05%), 5.02%, 05/17/33
(a)
............ 30 29,806
ING Groep NV, (1-day SOFR + 1.83%), 4.02%,
03/28/28
(a)
...................... 460 457,866
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 ...................... 127 126,366
(1-day SOFR + 1.17%), 2.95% , 02/24/28 .. 266 262,653
(1-day SOFR + 1.89%), 2.18% , 06/01/28 .. 766 746,709
(1-day SOFR + 1.99%), 4.85% , 07/25/28 .. 305 306,501
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.59%), 4.45% ,
12/05/29 ...................... USD 13 $ 13,016
(3-mo. CME Term SOFR + 2.52%), 2.96% ,
05/13/31 ...................... 505 470,546
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ...................... 125 109,735
(1-day SOFR + 1.26%), 2.96% , 01/25/33 .. 150 136,083
(1-day SOFR + 1.85%), 5.35% , 06/01/34 .. 162 165,286
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 68 68,842
M&T Bank Corp., (1-day SOFR + 1.85%), 5.05%,
01/27/34
(a)
...................... 30 29,632
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34% ,
01/19/28 ...................... 380 373,835
Series 8NC7 , (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48% , 02/22/31 ........... 220 225,811
Mizuho Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.75%), 1.55% ,
07/09/27 ...................... 500 496,022
(3-mo. CME Term SOFR + 1.57%), 2.87% ,
09/13/30 ...................... 220 207,428
Morgan Stanley Bank NA, (1-day SOFR +
0.68%), 4.45%, 10/15/27
(a)
............ 281 281,174
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.34%), 5.30% , 01/21/28 .. 170 171,163
(1-day SOFR + 1.95%), 5.94% , 08/18/34 .. 100 104,732
(1-day SOFR + 1.42%), 5.37% , 07/21/36 .. 55 55,240
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.42% ,
01/25/41 ...................... 35 34,288
Royal Bank of Canada
5.20% , 08/01/28 ................... 300 305,945
(1-day SOFR + 1.06%), 4.70% , 08/06/31
(a)
. 40 39,911
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50% , 03/09/29 .. 540 556,842
(1-day SOFR + 2.70%), 6.57% , 06/12/29 .. 180 186,241
(1-day SOFR + 3.28%), 7.66% , 11/09/31 .. 10 11,000
Santander UK Group Holdings plc, (1-day SOFR
+ 2.60%), 6.53%, 01/10/29
(a)
.......... 470 484,949
Sumitomo Mitsui Financial Group, Inc.
5.52% , 01/13/28 ................... 200 204,015
1.90% , 09/17/28 ................... 200 187,835
5.85% , 07/13/30 ................... 220 228,462
Toronto-Dominion Bank (The), Series FXD,
1.95%, 01/12/27 .................. 370 363,611
Truist Financial Corp., (1-day SOFR + 2.30%),
6.12%, 10/28/33
(a)
................. 30 31,716
US Bancorp
(a)
(1-day SOFR + 1.02%), 2.68% , 01/27/33 .. 70 62,230
(1-day SOFR + 1.86%), 5.68% , 01/23/35 .. 30 30,986
(1-day SOFR + 1.41%), 5.42% , 02/12/36 .. 165 168,605
Washington Mutual Escrow Bonds
(e)(i)(j)
0.00% , 11/06/09 ................... 100 —
0.00% , 09/29/17 ................... 400 —
Wells Fargo & Co.
(3-mo. CME Term SOFR + 4.03%), 4.48% ,
04/04/31
(a)
..................... 95 94,179
5.61% , 01/15/44 ................... 40 38,276
(3-mo. CME Term SOFR + 4.50%), 5.01% ,
04/04/51
(a)
..................... 98 86,337
Westpac Banking Corp., 6.82%, 11/17/33 .... 10 10,916

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Zions Bancorp NA, (1-day SOFR + 1.06%),
4.48%, 02/09/29
(a)
................. USD 250 $ 248,133
13,773,345
Beverages — 0.6%
Anheuser-Busch Cos. LLC
4.70% , 02/01/36 ................... 20 19,479
4.90% , 02/01/46 ................... 80 72,094
Coca-Cola Co. (The)
2.90% , 05/25/27 ................... 8 7,901
3.00% , 03/05/51 ................... 1,170 764,817
2.50% , 03/15/51 ................... 180 105,753
Constellation Brands, Inc., 3.60%, 02/15/28 ... 50 49,276
Diageo Capital plc
2.00% , 04/29/30 ................... 580 525,556
2.13% , 04/29/32 ................... 270 232,913
5.50% , 01/24/33 ................... 830 856,991
Keurig Dr Pepper, Inc., 3.43%, 06/15/27 ..... 80 78,935
PepsiCo, Inc., 3.00%, 10/15/27 .......... 30 29,543
2,743,258
Biotechnology — 0.3%
AbbVie, Inc., 4.25%, 11/21/49 ........... 8 6,494
Amgen, Inc.
2.20% , 02/21/27 ................... 200 196,347
4.95% , 10/01/41 ................... 8 7,399
Genmab A/S
(d)
6.25% , 12/15/32 ................... 9 9,227
7.25% , 12/15/33 ................... 64 66,991
Gilead Sciences, Inc.
5.25% , 10/15/33 ................... 130 134,446
5.55% , 10/15/53 ................... 140 136,134
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ....................... 930 824,316
1,381,354
Broadline Retail — 0.1%
Amazon.com, Inc., 5.80%, 03/13/56 ....... 25 24,980
GrubHub Holdings, Inc., 13.00%, (13.00% Cash
or 7.00% PIK), 07/31/30
(d) (h)
........... 27 21,176
Kohl's Corp., 10.00%, 06/01/30
(d)
......... 7 7,402
Macy's Retail Holdings LLC, 7.38%, 08/01/33
(d)
. 20 20,489
Match Group Holdings II LLC, 6.13%, 09/15/33
(d)
45 43,732
Nordstrom, Inc.
4.38% , 04/01/30 ................... 20 18,669
5.00% , 01/15/44 ................... 20 13,344
QVC, Inc., 6.88%, 04/15/29
(d)
............ 62 27,280
Rakuten Group, Inc.
(d)
11.25% , 02/15/27 .................. 60 62,101
9.75% , 04/15/29 ................... 39 41,558
Wayfair LLC
(d)
7.25% , 10/31/29 ................... 50 51,039
7.75% , 09/15/30 ................... 28 29,152
360,922
Building Products — 0.5%
Advanced Drainage Systems, Inc., 5.38%,
03/01/34
(d)
...................... 15 14,597
Carlisle Cos., Inc., 5.55%, 09/15/40 ........ 75 74,335
CRH America Finance, Inc., 5.50%, 01/09/35 .. 295 301,363
Owens Corning
3.40% , 08/15/26 ................... 110 109,569
3.88% , 06/01/30 ................... 10 9,681
4.30% , 07/15/47 ................... 410 325,294
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ....................... 1,280 1,264,129
2,098,968
Security
Par (000)
Par (000) Value
Capital Markets — 1.3%
Apollo Debt Solutions BDC, 6.70%, 07/29/31 .. USD 40 $ 40,467
Ares Capital Corp.
2.88% , 06/15/27 ................... 105 102,228
2.88% , 06/15/28 ................... 130 122,747
5.50% , 09/01/30 ................... 30 29,465
5.10% , 01/15/31 ................... 40 38,460
Ares Strategic Income Fund, 5.55%, 04/15/31
(d)
10 9,580
Bank of New York Mellon Corp. (The)
(a)
(1-day SOFR + 1.51%), 4.71% , 02/01/34 .. 130 128,456
Series J , (1-day SOFR + 1.61%), 4.97% ,
04/26/34 ...................... 110 110,281
Blackstone Private Credit Fund, 4.00%, 01/15/29 89 83,731
Charles Schwab Corp. (The), (1-day SOFR +
1.23%), 4.91%, 11/14/36
(a)
............ 90 87,481
Coinbase Global, Inc., 3.38%, 10/01/28
(d)
.... 70 65,523
Deutsche Bank AG, (1-day SOFR + 1.59%),
5.71%, 02/08/28
(a)
................. 150 151,255
FactSet Research Systems, Inc.
2.90% , 03/01/27 ................... 540 530,792
3.45% , 03/01/32 ................... 27 24,382
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28
(a)
..................... 146 144,709
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
. 72 63,189
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
. 93 83,538
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
. 935 825,393
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(a)
. 215 194,177
6.75% , 10/01/37 ................... 148 159,644
(3-mo. CME Term SOFR + 1.63%), 4.02% ,
10/31/38
(a)
..................... 83 72,455
Intercontinental Exchange, Inc., 2.10%, 06/15/30 40 36,321
Jane Street Group, 6.75%, 05/01/33
(d)
...... 13 13,189
LPL Holdings, Inc.
5.20% , 03/15/30 ................... 30 30,220
5.65% , 03/15/35 ................... 160 158,629
Moody's Corp., 3.25%, 01/15/28 .......... 49 48,078
Morgan Stanley
(1-day SOFR + 1.00%), 2.48% , 01/21/28
(a)
. 280 275,611
3.59% , 07/22/28
(a)
.................. 25 24,706
(1-day SOFR + 1.14%), 2.70% , 01/22/31
(a)
. 270 250,701
(1-day SOFR + 1.03%), 1.79% , 02/13/32
(a)
. 522 452,020
(1-day SOFR + 1.02%), 1.93% , 04/28/32
(a)
. 14 12,136
(1-day SOFR + 1.20%), 2.51% , 10/20/32
(a)
. 356 314,328
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(a)
. 320 320,999
(1-day SOFR + 1.88%), 5.42% , 07/21/34
(a)
. 170 172,492
6.38% , 07/24/42 ................... 178 190,706
MSCI, Inc., 5.15%, 03/15/36 ............ 120 116,230
Nomura Holdings, Inc., 6.18%, 01/18/33 ..... 220 232,795
Osaic Holdings, Inc.
(d)
6.75% , 08/01/32 ................... 22 22,003
8.00% , 08/01/33 ................... 7 6,910
S&P Global, Inc.
2.90% , 03/01/32 ................... 50 45,596
4.80% , 12/04/35
(d)
.................. 65 63,693
Stonex Escrow Issuer LLC, 6.88%, 07/15/32
(d)
. 8 8,085
StoneX Group, Inc., 7.88%, 03/01/31
(d)
...... 56 58,163
VFH Parent LLC, 7.50%, 06/15/31
(d)
....... 31 31,853
5,953,417
Chemicals — 0.2%
Air Products & Chemicals, Inc., 4.85%, 02/08/34 10 10,012
CF Industries, Inc., 5.38%, 03/15/44 ....... 30 27,951
Chemours Co. (The)
(d)
8.00% , 01/15/33 ................... 53 53,289
7.88% , 03/15/34 ................... 56 55,984
Dow Chemical Co. (The), 7.38%, 11/01/29 ... 40 43,279

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ecolab, Inc.
5.00% , 09/01/35 ................... USD 10 $ 10,011
2.70% , 12/15/51 ................... 210 125,995
FMC Corp., 5.65%, 05/18/33 ............ 16 14,157
Linde, Inc., 3.55%, 11/07/42 ............ 10 7,857
NOVA Chemicals Corp., 9.00%, 02/15/30
(d)
... 8 8,445
Perimeter Holdings LLC, 6.25%, 01/15/34
(d)
... 18 17,654
Rain Carbon, Inc., 12.25%, 09/01/29
(d)
...... 25 25,721
Sherwin-Williams Co. (The)
5.15% , 08/15/35 ................... 340 341,693
4.50% , 06/01/47 ................... 30 24,973
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(d)
...................... 57 55,596
Tronox, Inc.
(d)
4.63% , 03/15/29 ................... 45 36,032
9.13% , 09/30/30 ................... 39 38,950
Westlake Corp., 5.00%, 08/15/46 ......... 40 34,429
932,028
Commercial Services & Supplies — 0.1%
ADT Security Corp. (The), 5.88%, 10/15/33
(d)
.. 13 12,591
Deluxe Corp.
(d)
8.00% , 06/01/29 ................... 8 8,052
8.13% , 09/15/29 ................... 11 11,419
Pitney Bowes, Inc.
(d)
6.88% , 03/15/27 ................... 2 1,997
7.25% , 03/15/29 ................... 20 19,976
RELX Capital, Inc., 5.25%, 03/27/35 ....... 20 20,235
Republic Services, Inc.
4.75% , 07/15/30 ................... 30 30,384
5.20% , 11/15/34 ................... 140 142,891
Waste Connections, Inc., 5.25%, 09/01/35 .... 280 285,686
533,231
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.30%, 02/26/54 ...... 65 60,962
Motorola Solutions, Inc.
2.30% , 11/15/30 ................... 310 279,419
2.75% , 05/24/31 ................... 300 272,629
5.60% , 06/01/32 ................... 160 165,716
5.40% , 04/15/34 ................... 150 151,799
Viasat, Inc.
(d)
6.50% , 07/15/28 ................... 18 17,786
7.50% , 05/30/31 ................... 52 51,387
999,698
Construction & Engineering — 0.2%
AECOM, 6.00%, 08/01/33
(d)
............ 15 14,984
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29
(d)
...................... 14 13,991
HTA Group Ltd., 7.50%, 06/04/29
(d)
........ 54 54,675
Quanta Services, Inc.
2.90% , 10/01/30 ................... 950 881,172
4.50% , 01/15/31 ................... 30 29,756
Tutor Perini Corp., 11.88%, 04/30/29
(d)
...... 35 38,341
1,032,919
Construction Materials — 0.0%
Martin Marietta Materials, Inc., 5.15%, 12/01/34 150 150,054
Consumer Finance — 0.6%
AerCap Ireland Capital DAC, 4.95%, 09/10/34 . 165 160,367
Ally Financial, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(a)
............ 5 4,826
American Express Co.
2.55% , 03/04/27 ................... 139 136,984
(SOFR Index + 1.28%), 5.28% , 07/27/29
(a)
. 200 203,407
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 1.84%), 5.04% , 05/01/34
(a)
. USD 90 $ 90,136
(1-day SOFR + 1.93%), 5.63% , 07/28/34
(a)
. 40 40,878
(SOFR Index + 1.32%), 5.44% , 01/30/36
(a)
. 195 198,501
(1-day SOFR + 1.24%), 4.80% , 10/24/36
(a)
. 5 4,835
Atlanticus Holdings Corp., 9.75%, 09/01/30
(d)
.. 29 26,071
Bread Financial Holdings, Inc., 6.75%, 05/15/31
(d)
23 22,822
Capital One Financial Corp.
(a)
(1-day SOFR + 2.60%), 5.25% , 07/26/30 .. 120 121,623
(1-day SOFR + 3.07%), 7.62% , 10/30/31 .. 610 673,743
Credit Acceptance Corp.
(d)
9.25% , 12/15/28 ................... 19 19,688
6.63% , 03/15/30 ................... 8 7,813
Encore Capital Group, Inc.
(d)
8.50% , 05/15/30 ................... 35 37,006
6.63% , 04/15/31 ................... 37 36,815
Enova International, Inc., 9.13%, 08/01/29
(d)
... 47 48,085
EZCORP, Inc., 7.38%, 04/01/32
(d)
......... 12 12,535
FirstCash, Inc.
(d)
5.63% , 01/01/30 ................... 17 16,905
6.88% , 03/01/32 ................... 63 64,211
Ford Motor Credit Co. LLC
4.00% , 11/13/30 ................... 220 204,731
5.75% , 04/06/33 ................... 200 196,270
OneMain Finance Corp.
6.63% , 05/15/29 ................... 28 28,027
7.88% , 03/15/30 ................... 22 22,704
7.50% , 05/15/31 ................... 48 48,256
6.75% , 09/15/33 ................... 8 7,671
SLM Corp., 6.50%, 01/31/30 ............ 6 5,890
Synchrony Financial
3.95% , 12/01/27 ................... 40 39,505
2.88% , 10/28/31 ................... 430 375,137
7.25% , 02/02/33 ................... 62 63,326
2,918,768
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc., 5.75%, 03/31/34
(d)
..... 19 18,589
Kroger Co. (The)
2.20% , 05/01/30 ................... 138 125,953
5.00% , 09/15/34 ................... 85 83,926
Target Corp., 4.50%, 09/15/32 ........... 10 10,077
US Foods, Inc.
(d)
7.25% , 01/15/32 ................... 25 25,869
5.75% , 04/15/33 ................... 33 32,853
Walmart, Inc., 4.90%, 04/28/35 .......... 385 390,380
687,647
Diversified Consumer Services — 0.0%
Belron UK Finance plc, 5.75%, 10/15/29
(d)
.... 32 32,202
Duke University, Series 2020, 2.83%, 10/01/55 . 16 9,873
Graham Holdings Co., 5.63%, 12/01/33
(d)
.... 12 11,755
Massachusetts Institute of Technology, Series G,
2.29%, 07/01/51 .................. 8 4,493
58,323
Diversified Telecommunication Services — 0.3%
APLD ComputeCo LLC, 9.25%, 12/15/30
(d)
... 66 68,001
AT&T, Inc.
5.70% , 11/01/54 ................... 130 121,723
6.00% , 04/30/56 ................... 360 352,227
British Telecommunications plc, 9.63%,
12/15/30
(c)
...................... 40 47,776
CCO Holdings LLC
6.38% , 09/01/29
(d)
.................. 8 8,025
7.38% , 03/01/31
(d)
.................. 60 61,078
4.50% , 05/01/32 ................... 20 17,865
7.00% , 02/01/33
(d)
.................. 33 33,091

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
7.38% , 02/01/36
(d)
.................. USD 14 $ 13,942
Comcast Corp., 2.94%, 11/01/56 ......... 198 109,685
Deutsche Telekom International Finance BV,
9.25%, 06/01/32 .................. 30 36,797
Flash Compute LLC, 7.25%, 12/31/30
(d)
..... 20 20,136
Koninklijke KPN NV, 8.38%, 10/01/30 ...... 260 299,243
Level 3 Financing, Inc., 6.88%, 06/30/33
(d)
.... 58 59,063
Orange SA, 5.50%, 02/06/44 ............ 60 58,299
Telecom Italia Capital SA
7.20% , 07/18/36 ................... 23 24,838
7.72% , 06/04/38 ................... 41 45,661
Verizon Communications, Inc., 5.88%, 11/30/55 55 53,497
WULF Compute LLC, 7.75%, 10/15/30
(d)
..... 51 53,891
1,484,838
Electric Utilities — 1.0%
Alpha Generation LLC, 6.25%, 01/15/34
(d)
.... 6 5,894
Avangrid, Inc., 3.80%, 06/01/29 .......... 140 136,642
Baltimore Gas & Electric Co., 2.25%, 06/15/31 . 18 16,100
CenterPoint Energy Houston Electric LLC,
3.55%, 08/01/42 .................. 30 23,338
Commonwealth Edison Co., 4.90%, 02/01/33 .. 460 463,960
DTE Electric Co., 5.25%, 05/15/35 ........ 60 60,855
Duke Energy Carolinas LLC, 3.20%, 08/15/49 . 30 20,077
Duke Energy Corp., 4.20%, 06/15/49 ....... 40 30,467
Enel Chile SA, 4.88%, 06/12/28 .......... 10 10,055
Entergy Louisiana LLC
5.80% , 03/15/55 ................... 40 39,225
5.65% , 04/15/56 ................... 195 187,329
Evergy Kansas Central, Inc., 5.25%, 03/15/35 . 20 20,160
Eversource Energy
Series U , 1.40% , 08/15/26 ............ 60 59,330
2.90% , 03/01/27 ................... 270 266,518
3.38% , 03/01/32 ................... 220 201,591
Exelon Corp.
2.75% , 03/15/27 ................... 19 18,709
5.45% , 03/15/34 ................... 170 173,795
5.10% , 06/15/45 ................... 10 8,998
4.10% , 03/15/52 ................... 7 5,284
Florida Power & Light Co.
4.95% , 06/01/35 ................... 80 79,691
5.60% , 02/15/66 ................... 85 81,884
Hawaiian Electric Co., Inc., 6.00%, 10/01/33
(d)
. 4 3,995
Interstate Power & Light Co., 4.95%, 09/30/34 . 10 9,840
Kentucky Utilities Co., 4.38%, 10/01/45 ..... 10 8,248
MidAmerican Energy Co., 5.85%, 09/15/54 ... 30 30,120
NextEra Energy Capital Holdings, Inc., 4.40%,
03/01/31 ....................... 100 99,104
Northern States Power Co., 5.55%, 05/15/56 .. 60 58,306
NRG Energy, Inc.
(d)
6.25% , 11/01/34 ................... 19 19,151
6.00% , 01/15/36 ................... 23 22,791
NSTAR Electric Co.
3.25% , 05/15/29 ................... 280 271,034
3.95% , 04/01/30 ................... 250 245,434
Oncor Electric Delivery Co. LLC
7.50% , 09/01/38 ................... 20 23,599
5.90% , 03/15/56
(d)
.................. 30 29,975
Pacific Gas & Electric Co.
4.65% , 08/01/28 ................... 110 110,121
6.00% , 05/01/56 ................... 75 71,178
PacifiCorp, 5.45%, 02/15/34 ............ 50 49,813
Potomac Electric Power Co., 5.20%, 03/15/34 . 30 30,517
PPL Electric Utilities Corp., 4.85%, 02/15/34 .. 50 49,825
Public Service Co. of Colorado, 5.15%, 09/15/35 50 49,835
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Public Service Co. of New Hampshire, 5.15%,
01/15/53 ....................... USD 110 $ 100,079
Public Service Co. of Oklahoma, 5.45%,
01/15/36 ....................... 20 20,128
Public Service Electric & Gas Co.
3.65% , 09/01/28 ................... 80 78,896
5.20% , 08/01/33 ................... 650 663,915
3.80% , 01/01/43 ................... 10 8,053
2.05% , 08/01/50 ................... 31 16,369
Southern California Edison Co.
5.45% , 03/01/35 ................... 60 60,223
Series C , 4.13% , 03/01/48 ............ 20 14,969
Southern Co. (The), 4.40%, 07/01/46 ....... 30 24,693
Southwestern Electric Power Co., 5.90%,
04/01/56 ....................... 60 58,389
Tampa Electric Co.
5.15% , 03/01/35 ................... 185 185,532
5.00% , 07/15/52 ................... 10 8,862
Virginia Electric & Power Co.
Series B , 6.00% , 01/15/36 ............. 30 31,625
8.88% , 11/15/38 ................... 10 13,015
5.70% , 03/15/56 ................... 100 96,460
Vistra Operations Co. LLC, 7.75%, 10/15/31
(d)
. 35 36,662
Xcel Energy, Inc., 5.50%, 03/15/34 ........ 40 40,662
4,551,320
Electronic Equipment, Instruments & Components — 0.2%
Allegion US Holding Co., Inc., 3.55%, 10/01/27 . 15 14,786
Amphenol Corp., 4.63%, 02/15/36 ......... 30 29,011
Arrow Electronics, Inc., 5.88%, 04/10/34 ..... 135 138,390
Keysight Technologies, Inc.
4.60% , 04/06/27 ................... 620 620,698
3.00% , 10/30/29 ................... 120 114,115
4.95% , 10/15/34 ................... 25 24,738
TD SYNNEX Corp., 2.38%, 08/09/28 ....... 20 18,988
Teledyne Technologies, Inc., 2.75%, 04/01/31 . 138 126,321
1,087,047
Energy Equipment & Services — 0.1%
Archrock Services LP, 6.00%, 02/01/34
(d)
.... 10 9,901
Baker Hughes Holdings LLC, 5.85%, 06/15/56 . 105 102,747
Bristow Group, Inc., 6.75%, 02/01/33
(d)
...... 53 53,569
Diamond Foreign Asset Co., 8.50%, 10/01/30
(d)
. 6 6,339
Enerflex, Inc., 6.88%, 01/15/31
(d)
......... 7 7,147
Kodiak Gas Services LLC
(d)
5.88% , 04/01/31 ................... 12 12,059
6.50% , 10/01/33 ................... 11 11,119
6.75% , 10/01/35 ................... 11 11,175
Nabors Industries, Inc.
(d)
9.13% , 01/31/30 ................... 4 4,200
7.63% , 11/15/32 ................... 18 18,426
Noble Finance II LLC, 8.00%, 04/15/30
(d)
.... 52 53,539
Tidewater, Inc., 9.13%, 07/15/30
(d)
......... 63 67,116
USA Compression Partners LP, 7.13%,
03/15/29
(d)
...................... 19 19,440
Valaris Ltd., 8.38%, 04/30/30
(d)
........... 70 72,533
Viridien, 10.00%, 10/15/30
(d)
............ 26 27,670
Weatherford International Ltd., 6.75%, 10/15/33
(d)
13 13,283
490,263
Entertainment — 0.0%
Discovery Global Holdings, Inc.
4.05% , 03/15/29 ................... 18 17,415
5.05% , 03/15/42 ................... 50 32,940
5.14% , 03/15/52 ................... 24 14,580
Electronic Arts, Inc., 1.85%, 02/15/31 ....... 122 112,045

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Warnermedia Holdings, Inc., 4.28%, 03/15/32 . USD 38 $ 33,630
210,610
Financial Services — 0.4%
Burford Capital Global Finance LLC, 9.25%,
07/01/31
(d)
...................... 25 22,563
Fidelity National Information Services, Inc.,
1.65%, 03/01/28 .................. 38 35,963
Fiserv, Inc.
2.25% , 06/01/27 ................... 60 58,392
4.20% , 10/01/28 ................... 70 69,193
Freedom Mortgage Corp., 12.25%, 10/01/30
(d)
. 5 5,395
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29
(d)
...................... 17 17,231
Global Payments, Inc., 4.95%, 08/15/27 ..... 148 148,274
Mastercard, Inc.
3.30% , 03/26/27 ................... 70 69,478
2.95% , 06/01/29 ................... 40 38,552
3.35% , 03/26/30 ................... 30 29,011
2.00% , 11/18/31 ................... 270 238,635
3.85% , 03/26/50 ................... 250 190,165
MGIC Investment Corp., 5.25%, 08/15/28 .... 560 558,572
National Rural Utilities Cooperative Finance
Corp., 5.00%, 08/15/34 .............. 20 20,090
NCR Atleos Corp., 9.50%, 04/01/29
(d)
....... 46 49,240
PayPal Holdings, Inc.
4.45% , 03/06/28 ................... 10 10,021
2.30% , 06/01/30 ................... 10 9,147
PennyMac Financial Services, Inc.
(d)
7.88% , 12/15/29 ................... 8 8,184
7.13% , 11/15/30 ................... 19 18,881
6.88% , 05/15/32 ................... 17 16,405
Rocket Cos., Inc.
(d)
6.50% , 08/01/29 ................... 15 15,169
6.13% , 08/01/30 ................... 25 25,231
7.13% , 02/01/32 ................... 33 34,014
UWM Holdings LLC
(d)
6.63% , 02/01/30 ................... 13 12,261
6.25% , 03/15/31 ................... 4 3,643
Velocity Commercial Capital LLC, 9.38%,
02/15/31
(d)
...................... 9 8,993
Visa, Inc.
4.30% , 12/14/45 ................... 90 76,359
3.65% , 09/15/47 ................... 120 91,418
1,880,480
Food Products — 0.3%
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 ... 30 29,751
Campbell's Co. (The), 4.15%, 03/15/28 ..... 60 59,274
Conagra Brands, Inc., 7.00%, 10/01/28 ..... 70 73,647
General Mills, Inc., 4.20%, 04/17/28 ....... 30 29,844
J M Smucker Co. (The), 2.38%, 03/15/30 .... 80 73,721
JBS NV, 3.00%, 02/02/29 .............. 100 95,921
Kellanova
3.40% , 11/15/27 ................... 150 148,098
4.30% , 05/15/28 ................... 370 370,275
Kraft Heinz Foods Co.
3.88% , 05/15/27 ................... 20 19,865
3.75% , 04/01/30 ................... 40 38,706
Pilgrim's Pride Corp., 4.25%, 04/15/31 ...... 30 28,657
Post Holdings, Inc.
(d)
6.38% , 03/01/33 ................... 42 41,376
6.50% , 03/15/36 ................... 13 12,731
Tyson Foods, Inc., 5.10%, 09/28/48 ........ 40 35,994
Unilever Capital Corp., 1.75%, 08/12/31 ..... 480 420,240
1,478,100
Security
Par (000)
Par (000) Value
Gas Utilities — 0.1%
AmeriGas Partners LP
5.75% , 05/20/27 ................... USD 8 $ 8,032
9.38% , 06/01/28
(d)
.................. 29 29,772
9.50% , 06/01/30
(d)
.................. 23 24,367
Atmos Energy Corp., 5.90%, 11/15/33 ...... 20 21,353
National Fuel Gas Co., 5.95%, 03/15/35 ..... 250 258,639
ONE Gas, Inc., 4.25%, 09/01/32 .......... 45 43,741
385,904
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC, 5.50%,
03/15/55 ....................... 50 48,203
Canadian National Railway Co., 3.85%, 08/05/32 160 152,948
Canadian Pacific Railway Co.
3.50% , 05/01/50 ................... 20 14,127
6.13% , 09/15/2115 ................. 10 10,053
Ryder System, Inc.
5.65% , 03/01/28 ................... 35 35,745
6.30% , 12/01/28 ................... 310 323,833
Union Pacific Corp., 3.84%, 03/20/60 ....... 80 56,591
641,500
Health Care Equipment & Supplies — 0.0%
Abbott Laboratories, 4.90%, 11/30/46 ....... 50 45,896
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
.... 21 21,682
Baxter International, Inc., 2.27%, 12/01/28 ... 40 37,274
Insulet Corp., 6.50%, 04/01/33
(d)
.......... 15 15,311
Sotera Health Holdings LLC, 7.38%, 06/01/31
(d)
25 25,824
Zimmer Biomet Holdings, Inc.
4.70% , 02/19/27 ................... 10 10,029
5.35% , 12/01/28 ................... 30 30,689
186,705
Health Care Providers & Services — 1.0%
Cardinal Health, Inc., 5.35%, 11/15/34 ...... 170 171,564
Cencora, Inc.
2.70% , 03/15/31 ................... 470 428,610
4.30% , 12/15/47 ................... 270 222,741
Cigna Group (The)
4.38% , 10/15/28 ................... 220 219,827
5.25% , 02/15/34 ................... 140 141,721
CVS Health Corp.
5.45% , 09/15/35 ................... 160 160,622
5.05% , 03/25/48 ................... 100 85,800
DaVita, Inc.
(d)
6.88% , 09/01/32 ................... 29 29,708
6.75% , 07/15/33 ................... 20 20,343
Elevance Health, Inc.
4.38% , 12/01/47 ................... 30 24,131
5.70% , 02/15/55 ................... 50 47,262
HCA, Inc.
5.25% , 06/15/26 ................... 230 230,133
3.13% , 03/15/27 ................... 130 128,330
5.20% , 06/01/28 ................... 140 142,106
5.45% , 04/01/31 ................... 215 220,374
3.63% , 03/15/32 ................... 268 249,051
5.60% , 04/01/34 ................... 195 199,143
5.45% , 09/15/34 ................... 35 35,328
4.63% , 03/15/52 ................... 80 63,864
5.90% , 06/01/53 ................... 60 57,126
Humana, Inc., 4.88%, 04/01/30 .......... 178 177,626
McKesson Corp., 5.10%, 07/15/33 ........ 630 641,945
Quest Diagnostics, Inc.
4.60% , 12/15/27 ................... 220 220,986
4.63% , 12/15/29 ................... 270 271,927
Sutter Health, Series 2025, 5.54%, 08/15/35 .. 8 8,254
Tenet Healthcare Corp., 6.13%, 10/01/28 .... 12 12,028

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
4.90% , 04/15/31 ................... USD 250 $ 253,735
4.50% , 04/15/33 ................... 60 58,582
5.88% , 02/15/53 ................... 40 39,395
5.05% , 04/15/53 ................... 300 263,908
4,826,170
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc., 4.70%,
07/01/30 ....................... 70 69,554
Diversified Healthcare Trust
4.75% , 02/15/28 ................... 34 32,672
7.25% , 10/15/30
(d)
.................. 5 5,043
4.38% , 03/01/31 ................... 27 23,995
Healthpeak OP LLC, 3.00%, 01/15/30 ...... 50 47,025
MPT Operating Partnership LP
5.00% , 10/15/27 ................... 41 38,164
4.63% , 08/01/29 ................... 43 33,434
Ventas Realty LP
5.10% , 07/15/32 ................... 180 180,991
5.70% , 09/30/43 ................... 10 9,881
Welltower OP LLC, 4.50%, 07/01/30 ....... 250 250,077
690,836
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 5.75%, 03/15/34
(d)
.. 7 6,908
Service Properties Trust
8.63% , 11/15/31
(d)
.................. 29 30,285
8.88% , 06/15/32 ................... 43 42,619
79,812
Hotels, Restaurants & Leisure — 0.3%
Acushnet Co., 5.63%, 12/01/33
(d)
......... 16 15,876
Brinker International, Inc., 8.25%, 07/15/30
(d)
.. 11 11,538
Darden Restaurants, Inc.
4.35% , 10/15/27 ................... 75 74,826
4.55% , 10/15/29 ................... 75 74,866
Flutter Treasury DAC, 5.88%, 06/04/31
(d)
.... 27 26,749
Genting New York LLC, 7.25%, 10/01/29
(d)
... 35 35,141
Hilton Domestic Operating Co., Inc., 6.13%,
04/01/32
(d)
...................... 29 29,435
Hyatt Hotels Corp., 5.38%, 12/15/31 ....... 370 374,485
Life Time, Inc., 6.00%, 11/15/31
(d)
......... 12 12,095
Light & Wonder International, Inc., 7.50%,
09/01/31
(d)
...................... 30 30,789
Lindblad Expeditions LLC, 7.00%, 09/15/30
(d)
.. 10 10,210
Marriott International, Inc., 5.10%, 05/01/38 ... 270 256,686
McDonald's Corp.
4.88% , 12/09/45 ................... 60 53,466
3.63% , 09/01/49 ................... 10 7,197
Resorts World Las Vegas LLC, 8.45%, 07/27/30
(d)
15 14,318
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38 210 199,776
Viking Cruises Ltd., 5.88%, 10/15/33
(d)
...... 19 18,759
1,246,212
Household Durables — 0.2%
Century Communities, Inc., 6.63%, 09/15/33
(d)
. 1 980
DR Horton, Inc., 1.40%, 10/15/27 ......... 20 19,142
Installed Building Products, Inc., 5.63%,
02/01/34
(d)
...................... 10 9,758
Leggett & Platt, Inc., 3.50%, 11/15/27 ....... 10 9,786
NVR, Inc., 3.00%, 05/15/30 ............. 580 546,121
PulteGroup, Inc., 6.38%, 05/15/33 ......... 220 235,920
Sekisui House US, Inc., 3.97%, 08/06/61 .... 90 59,248
Somnigroup International, Inc., 4.00%, 04/15/29
(d)
22 21,156
Whirlpool Corp.
6.13% , 06/15/30 ................... 10 9,764
Security
Par (000)
Par (000) Value
Household Durables (continued)
4.50% , 06/01/46 ................... USD 6 $ 3,953
4.60% , 05/15/50 ................... 6 3,990
919,818
Household Products — 0.0%
Church & Dwight Co., Inc., 3.15%, 08/01/27 ... 60 59,157
Independent Power and Renewable Electricity Producers — 0.0%
Constellation Energy Generation LLC, 5.60%,
06/15/42 ....................... 30 29,399
Talen Energy Supply LLC
(d)
6.25% , 02/01/34 ................... 25 24,721
6.50% , 02/01/36 ................... 33 33,229
87,349
Industrial Conglomerates — 0.2%
3M Co., 2.38%, 08/26/29 .............. 370 346,932
Pentair Finance SARL
4.50% , 07/01/29 ................... 450 447,449
5.90% , 07/15/32 ................... 190 198,740
993,121
Insurance — 0.5%
Acrisure LLC, 6.75%, 07/01/32
(d)
.......... 2 1,927
Allstate Corp. (The)
5.35% , 06/01/33 ................... 30 30,835
3.85% , 08/10/49 ................... 100 74,176
Ambac Assurance Corp., 5.10%
(d) (k)
........ 5 6,357
American International Group, Inc.
4.85% , 05/07/30 ................... 85 85,854
5.13% , 03/27/33 ................... 50 50,482
Assurant, Inc.
4.90% , 03/27/28 ................... 40 40,168
5.55% , 02/15/36 ................... 55 55,112
(3-mo. SOFR + 4.40%), 7.00% , 03/27/48
(a)
. 24 24,148
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(d)
...................... 31 31,157
Brighthouse Financial, Inc., 3.70%, 06/22/27 .. 20 19,595
CNA Financial Corp., 5.20%, 08/15/35 ...... 70 68,498
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54 80 80,610
HUB International Ltd., 7.25%, 06/15/30
(d)
.... 21 21,512
Lincoln National Corp., 5.85%, 03/15/34 ..... 50 50,884
Markel Group, Inc., 6.00%, 05/16/54 ....... 72 70,078
Marsh & McLennan Cos., Inc.
5.15% , 03/15/34 ................... 200 202,376
5.45% , 03/15/53 ................... 190 179,386
5.70% , 09/15/53 ................... 200 195,936
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(d)
. 19 19,064
Progressive Corp. (The), 4.95%, 06/15/33 .... 400 405,407
Prudential Financial, Inc., 4.35%, 02/25/50 ... 80 64,206
Reinsurance Group of America, Inc., 5.75%,
09/15/34 ....................... 30 30,475
Stewart Information Services Corp., 3.60%,
11/15/31 ....................... 120 106,089
Travelers Cos., Inc. (The), 5.05%, 07/24/35 ... 40 40,064
Willis North America, Inc.
4.65% , 06/15/27 ................... 110 110,181
5.35% , 05/15/33 ................... 60 60,628
5.90% , 03/05/54 ................... 150 145,599
2,270,804
Interactive Media & Services — 0.2%
Alphabet, Inc.
4.50% , 05/15/35 ................... 340 334,416
5.45% , 11/15/55 ................... 80 77,456
Meta Platforms, Inc.
4.60% , 11/15/32 ................... 65 64,362
5.50% , 11/15/45 ................... 50 47,316

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
5.63% , 11/15/55 ................... USD 145 $ 135,922
5.75% , 11/15/65 ................... 50 46,440
Snap, Inc., 6.88%, 03/01/33
(d)
........... 47 44,380
750,292
IT Services — 0.3%
Accenture Capital, Inc., 4.50%, 10/04/34 ..... 15 14,503
CGI, Inc., 2.30%, 09/14/31 ............. 350 305,916
CoreWeave, Inc.
(d)
9.25% , 06/01/30 ................... 66 64,129
9.00% , 02/01/31 ................... 19 18,079
Go Daddy Operating Co. LLC, 5.25%, 12/01/27
(d)
5 4,980
IBM International Capital Pte. Ltd.
4.90% , 02/05/34 ................... 490 483,469
5.30% , 02/05/54 ................... 290 257,674
International Business Machines Corp.
2.20% , 02/09/27 ................... 280 275,479
5.88% , 11/29/32 ................... 60 63,692
VeriSign, Inc., 5.25%, 06/01/32 .......... 40 40,288
1,528,209
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(d)
.... 15 14,215
Machinery — 0.1%
Caterpillar, Inc.
5.20% , 05/15/35 ................... 20 20,488
3.80% , 08/15/42 ................... 30 24,749
CNH Industrial Capital LLC, 4.50%, 10/08/27 .. 50 49,978
CompoSecure Holdings LLC, 5.63%, 02/01/33
(d)
15 14,654
Cummins, Inc., 4.90%, 02/20/29 .......... 150 152,563
Deere & Co.
5.45% , 01/16/35 ................... 60 62,330
3.90% , 06/09/42 ................... 10 8,440
Enpro, Inc., 6.13%, 06/01/33
(d)
........... 10 10,115
Esab Corp., 5.63%, 04/01/31
(d)
........... 11 11,077
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(d)
.. 9 9,398
New Flyer Holdings, Inc., 9.25%, 07/01/30
(d)
.. 40 42,754
406,546
Marine Transportation — 0.0%
Danaos Corp., 6.88%, 10/15/32
(d)
......... 40 40,644
Media — 0.2%
AMC Networks, Inc., 10.50%, 07/15/32
(d)
.... 64 63,163
Clear Channel Outdoor Holdings, Inc.
(d)
7.75% , 04/15/28 ................... 16 16,076
7.50% , 06/01/29 ................... 18 18,076
7.13% , 02/15/31 ................... 16 16,763
CSC Holdings LLC
(d)
5.50% , 04/15/27 ................... 30 26,022
11.25% , 05/15/28 .................. 61 49,846
DirecTV Financing LLC
(d)
5.88% , 08/15/27 ................... 14 13,986
8.88% , 02/01/30 ................... 8 7,982
10.00% , 02/15/31 .................. 17 17,354
Discovery Communications LLC, 5.00%,
09/20/37 ....................... 25 18,074
DISH DBS Corp.
7.38% , 07/01/28 ................... 38 36,873
5.75% , 12/01/28
(d)
.................. 36 34,819
EchoStar Corp.
10.75% , 11/30/29 .................. 79 85,340
6.75% , 11/30/30 ................... 20 20,195
Fox Corp., 5.58%, 01/25/49 ............ 80 73,731
GCI LLC, 4.75%, 10/15/28
(d)
............ 44 42,582
Nexstar Media, Inc.
(d)
4.75% , 11/01/28 ................... 43 42,280
Security
Par (000)
Par (000) Value
Media (continued)
6.50% , 09/15/33 ................... USD 50 $ 50,381
7.25% , 04/15/34 ................... 20 20,060
Omnicom Group, Inc., 2.40%, 03/01/31 ..... 32 28,632
Sinclair Television Group, Inc.
(d)
5.50% , 03/01/30 ................... 11 9,515
4.38% , 12/31/32 ................... 17 13,154
8.13% , 02/15/33 ................... 12 12,199
Versant Media Group, Inc., 7.25%, 01/30/31
(d)
. 33 33,772
750,875
Metals & Mining — 0.2%
Barrick North America Finance LLC, 5.70%,
05/30/41 ....................... 20 20,025
Century Aluminum Co., 6.88%, 08/01/32
(d)
.... 34 35,070
Champion Iron Canada, Inc., 7.88%, 07/15/32
(d)
25 25,966
Cleveland-Cliffs, Inc., 7.63%, 01/15/34
(d)
..... 8 7,816
Commercial Metals Co.
(d)
5.75% , 11/15/33 ................... 15 14,842
6.00% , 12/15/35 ................... 30 29,576
Eldorado Gold Corp., 6.25%, 09/01/29
(d)
..... 34 33,877
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32
(d)
33 33,720
Freeport-McMoRan, Inc., 5.45%, 03/15/43 ... 20 18,922
Ivanhoe Mines Ltd., 7.88%, 01/23/30
(d)
...... 49 49,590
Kaiser Aluminum Corp., 5.88%, 03/01/34
(d)
... 4 3,927
Mineral Resources Ltd., 7.00%, 04/01/31
(d)
... 51 52,118
New Gold, Inc., 6.88%, 04/01/32
(d)
........ 48 49,611
Novelis Corp., 6.88%, 01/30/30
(d)
......... 7 7,061
Perenti Finance Pty. Ltd., 7.50%, 04/26/29
(d)
.. 32 32,834
Reliance, Inc., 2.15%, 08/15/30 .......... 370 332,358
Rio Tinto Alcan, Inc., 6.13%, 12/15/33 ...... 20 21,460
Rio Tinto Finance USA plc
5.25% , 03/14/35 ................... 200 203,195
4.75% , 03/22/42 ................... 20 18,344
Taseko Mines Ltd., 8.25%, 05/01/30
(d)
...... 35 36,490
1,026,802
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
(d)
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29 .................. 25 24,798
Arbor Realty SR, Inc.
8.50% , 12/15/28 ................... 30 29,483
7.88% , 07/15/30 ................... 31 28,667
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29 44 46,231
EF Holdco, 7.38%, 09/30/30 ............ 15 14,445
Rithm Capital Corp., 8.00%, 04/01/29 ...... 55 54,034
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 30 30,889
6.50% , 10/15/30 ................... 20 20,284
248,831
Multi-Utilities — 0.0%
Ameren Illinois Co., 5.90%, 12/01/52 ....... 30 30,229
Berkshire Hathaway Energy Co., 6.13%,
04/01/36 ....................... 10 10,671
Consolidated Edison Co. of New York, Inc.,
Series 05-A, 5.30%, 03/01/35 .......... 60 60,832
Consumers Energy Co., 4.20%, 09/01/52 .... 50 39,511
San Diego Gas & Electric Co., 5.35%, 04/01/53 30 27,600
168,843
Office REITs — 0.0%
Boston Properties LP, 2.90%, 03/15/30 ...... 40 37,067
Oil, Gas & Consumable Fuels — 1.5%
Aethon United BR LP, 7.50%, 10/01/29
(d)
..... 12 12,516
Antero Midstream Partners LP
(d)
5.75% , 10/15/33 ................... 3 2,966
5.75% , 07/01/34 ................... 18 17,738

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
BKV Upstream Midstream LLC, 7.50%,
10/15/30
(d)
...................... USD 53 $ 53,538
BP Capital Markets America, Inc., 5.23%,
11/17/34 ....................... 120 122,465
California Resources Corp.
(d)
8.25% , 06/15/29 ................... 37 38,710
7.00% , 01/15/34 ................... 36 36,294
Calumet Specialty Products Partners LP
(d)
9.75% , 07/15/28 ................... 32 33,040
9.75% , 02/15/31 ................... 23 24,434
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 30 30,155
3.70% , 11/15/29 ................... 160 155,448
2.74% , 12/31/39 ................... 236 199,562
Cheniere Energy Partners LP, 5.75%, 08/15/34 . 20 20,600
Cheniere Energy, Inc., 4.63%, 10/15/28 ..... 820 817,928
Chevron USA, Inc., 4.98%, 04/15/35 ....... 520 526,655
Chord Energy Corp.
(d)
6.00% , 10/01/30 ................... 20 20,266
6.75% , 03/15/33 ................... 30 30,973
CNX Midstream Partners LP, 4.75%, 04/15/30
(d)
16 15,212
CNX Resources Corp.
(d)
7.38% , 01/15/31 ................... 28 28,770
7.25% , 03/01/32 ................... 35 36,066
5.88% , 03/01/34 ................... 12 11,687
ConocoPhillips Co., 5.00%, 01/15/35 ....... 455 456,604
Coterra Energy, Inc., 5.40%, 02/15/35 ...... 30 30,096
CVR Energy, Inc.
(d)
7.50% , 02/15/31 ................... 9 9,067
7.88% , 02/15/34 ................... 12 12,042
Delek Logistics Partners LP, 8.63%, 03/15/29
(d)
. 57 58,982
Energy Transfer LP, 6.50%, 02/01/42 ....... 60 62,537
Enterprise Products Operating LLC
4.85% , 01/31/34 ................... 60 59,888
4.85% , 03/15/44 ................... 40 36,102
EQT Corp., 5.75%, 02/01/34 ............ 90 92,784
Genesis Energy LP
8.25% , 01/15/29 ................... 28 28,932
7.88% , 05/15/32 ................... 24 24,682
6.75% , 03/15/34
(d)
.................. 12 11,943
Global Partners LP, 8.25%, 01/15/32
(d)
...... 24 24,803
Golar LNG Ltd., 7.50%, 10/02/30
(d)
........ 54 54,454
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(d)
...................... 45 46,022
Infinity Natural Resources LLC, 7.63%,
04/01/31
(d)
...................... 8 8,042
Ithaca Energy North Sea plc, 8.13%, 10/15/29
(d)
34 34,863
Karoon USA Finance, Inc., 10.50%, 05/14/29
(d)
. 10 10,339
Kinder Morgan Energy Partners LP
5.80% , 03/15/35 ................... 20 20,740
6.55% , 09/15/40 ................... 10 10,702
Kinder Morgan, Inc., 5.95%, 08/01/54 ...... 120 119,054
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(d)
...................... 42 43,224
Marathon Petroleum Corp., 5.15%, 03/01/30 .. 20 20,400
MPLX LP, 6.10%, 04/01/56 ............. 315 306,278
Murphy Oil Corp., 6.50%, 02/15/34 ........ 12 11,851
NGL Energy Operating LLC
(d)
8.13% , 02/15/29 ................... 13 13,392
8.38% , 02/15/32 ................... 38 39,161
ONEOK, Inc.
5.65% , 11/01/28 ................... 440 451,741
6.35% , 01/15/31 ................... 440 467,503
6.05% , 09/01/33 ................... 160 167,780
7.15% , 01/15/51 ................... 110 118,622
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC, 7.88%, 09/15/30
(d)
.... USD 27 $ 27,727
Phillips 66 Co., 5.25%, 06/15/31 .......... 50 51,253
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 10 9,958
Shell Finance US, Inc., 4.38%, 05/11/45 ..... 80 68,024
Talos Production, Inc.
(d)
9.00% , 02/01/29 ................... 32 33,309
9.38% , 02/01/31 ................... 31 32,853
Targa Resources Corp.
6.15% , 03/01/29 ................... 800 833,481
5.55% , 08/15/35 ................... 150 151,282
6.50% , 02/15/53 ................... 200 205,164
TotalEnergies Capital SA, 5.49%, 04/05/54 ... 140 134,391
Venture Global LNG, Inc.
(d)
9.50% , 02/01/29 ................... 27 29,195
9.88% , 02/01/32 ................... 16 17,184
Vermilion Energy, Inc., 7.25%, 02/15/33
(d)
.... 29 29,252
Western Midstream Operating LP
4.50% , 03/01/28 ................... 10 10,006
5.50% , 12/15/35 ................... 115 113,095
Williams Cos., Inc. (The)
5.10% , 09/15/45 ................... 30 27,134
4.85% , 03/01/48 ................... 50 42,658
6,903,619
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust, Series
2019-1, Class B, 3.85%, 02/15/28 ....... 11 10,432
JetBlue Airways Corp., 9.88%, 09/20/31
(d)
.... 63 59,539
Southwest Airlines Co., 2.63%, 02/10/30 ..... 50 45,749
United Airlines Pass-Through Trust, Series 2019-
2, Class B, 3.50%, 05/01/28 ........... 6 6,226
121,946
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/29 30 27,930
Kenvue, Inc., 5.00%, 03/22/30 ........... 10 10,180
38,110
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 04/15/32
(d)
...... 60 61,431
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(d)
50 51,472
AstraZeneca plc, 6.45%, 09/15/37 ......... 110 122,934
Eli Lilly & Co., 5.05%, 08/14/54 .......... 210 192,683
Harrow, Inc., 8.63%, 09/15/30
(d)
.......... 17 17,193
HLF Financing SARL LLC, 12.25%, 04/15/29
(d)
. 40 42,657
Merck & Co., Inc., 5.00%, 05/17/53 ........ 65 58,578
Novartis Capital Corp., 2.20%, 08/14/30 ..... 685 627,100
Pfizer Investment Enterprises Pte. Ltd.
5.11% , 05/19/43 ................... 170 160,411
5.30% , 05/19/53 ................... 60 55,762
5.34% , 05/19/63 ................... 40 36,333
Zoetis, Inc.
3.00% , 09/12/27 ................... 90 88,477
2.00% , 05/15/30 ................... 640 581,312
4.70% , 02/01/43 ................... 80 71,338
2,167,681
Professional Services — 0.3%
Automatic Data Processing, Inc.
1.70% , 05/15/28 ................... 1,120 1,066,978
4.75% , 05/08/32 ................... 115 116,179
CACI International, Inc., 6.38%, 06/15/33
(d)
... 48 48,861
1,232,018
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC
(d)
5.75% , 01/15/29 ................... 32 30,840
5.25% , 04/15/30 ................... 22 20,736

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
9.75% , 04/15/30 ................... USD 18 $ 19,108
CBRE Services, Inc.
5.50% , 04/01/29 ................... 300 307,085
5.95% , 08/15/34 ................... 470 489,273
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(d)
...................... 17 18,008
Five Point Operating Co. LP, 8.00%, 10/01/30
(d)
35 34,918
Howard Hughes Corp. (The), 6.13%, 03/01/34
(d)
11 10,563
930,531
Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%, 08/01/35 20 19,827
Invitation Homes Operating Partnership LP,
5.45%, 08/15/30 .................. 10 10,157
Mid-America Apartments LP, 4.65%, 01/15/33 . 20 19,642
UDR, Inc., 2.10%, 06/15/33 ............. 40 32,903
82,529
Retail REITs — 0.0%
Kimco Realty OP LLC, 6.40%, 03/01/34 ..... 20 21,643
NNN REIT, Inc., 5.60%, 10/15/33 ......... 30 30,872
Realty Income Corp., 4.90%, 07/15/33 ...... 20 19,946
72,461
Semiconductors & Semiconductor Equipment — 0.8%
Amkor Technology, Inc., 5.88%, 10/01/33
(d)
... 14 13,943
ams-OSRAM AG, 12.25%, 03/30/29
(d)
...... 11 11,682
Broadcom, Inc.
4.15% , 04/15/32
(d)
.................. 220 212,851
3.75% , 02/15/51 ................... 90 66,987
Intel Corp., 4.88%, 02/10/28 ............ 300 302,111
Kioxia Holdings Corp.
(d)
6.25% , 07/24/30 ................... 20 20,323
6.63% , 07/24/33 ................... 37 38,029
Lam Research Corp., 1.90%, 06/15/30 ...... 710 642,158
Micron Technology, Inc., 5.80%, 01/15/35 .... 70 74,532
NVIDIA Corp.
1.55% , 06/15/28 ................... 130 123,500
2.00% , 06/15/31 ................... 590 528,475
3.50% , 04/01/50 ................... 100 73,750
3.70% , 04/01/60 ................... 330 237,070
NXP BV
3.88% , 06/18/26 ................... 25 24,979
4.30% , 06/18/29 ................... 122 120,872
4.85% , 08/19/32 ................... 40 39,457
Texas Instruments, Inc.
1.90% , 09/15/31 ................... 67 58,968
3.65% , 08/16/32 ................... 690 656,579
4.90% , 03/14/33 ................... 150 152,555
TSMC Arizona Corp.
4.25% , 04/22/32 ................... 150 148,984
3.25% , 10/25/51 ................... 220 165,251
3,713,056
Software — 0.9%
Adobe, Inc., 2.30%, 02/01/30 ............ 690 637,873
AppLovin Corp., 5.50%, 12/01/34 ......... 250 247,930
Autodesk, Inc.
3.50% , 06/15/27 ................... 141 139,385
2.40% , 12/15/31 ................... 34 29,832
Cloud Software Group, Inc.
(d)
9.00% , 09/30/29 ................... 21 20,258
8.25% , 06/30/32 ................... 20 18,969
Elastic NV, 4.13%, 07/15/29
(d)
........... 23 21,576
Fair Isaac Corp.
(d)
6.00% , 05/15/33 ................... 20 19,624
6.25% , 09/15/34 ................... 45 44,259
Security
Par (000)
Par (000) Value
Software (continued)
Intuit, Inc.
1.35% , 07/15/27 ................... USD 590 $ 568,849
1.65% , 07/15/30 ................... 720 641,457
5.20% , 09/15/33 ................... 60 61,040
5.50% , 09/15/53 ................... 20 18,396
Microsoft Corp., 2.68%, 06/01/60 ......... 160 89,365
Open Text Holdings, Inc., 4.13%, 02/15/30
(d)
.. 6 5,361
Oracle Corp.
5.50% , 08/03/35 ................... 390 372,292
5.38% , 09/27/54 ................... 35 27,073
5.95% , 09/26/55 ................... 50 42,064
6.70% , 02/04/56 ................... 160 148,497
4.10% , 03/25/61 ................... 80 49,192
Roper Technologies, Inc.
1.75% , 02/15/31 ................... 16 13,812
5.10% , 09/15/35 ................... 10 9,724
Salesforce, Inc.
3.70% , 04/11/28 ................... 40 39,548
3.05% , 07/15/61 ................... 180 100,180
ServiceNow, Inc., 1.40%, 09/01/30 ........ 580 503,260
UKG, Inc., 6.88%, 02/01/31
(d)
............ 16 15,637
Workday, Inc., 3.80%, 04/01/32 .......... 340 315,610
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(d)
22 18,279
4,219,342
Specialized REITs — 0.2%
American Tower Corp.
1.45% , 09/15/26 ................... 120 118,435
5.80% , 11/15/28 ................... 10 10,313
5.35% , 03/15/35 ................... 80 80,519
Crown Castle, Inc., 3.65%, 09/01/27 ....... 320 316,170
EPR Properties, 4.95%, 04/15/28 ......... 60 59,920
Equinix, Inc., 1.45%, 05/15/26 ........... 160 159,515
Extra Space Storage LP, 5.50%, 07/01/30 .... 40 41,032
Iron Mountain, Inc.
(d)
5.63% , 07/15/32 ................... 9 8,737
6.25% , 01/15/33 ................... 22 21,930
Millrose Properties, Inc.
(d)
6.38% , 08/01/30 ................... 15 14,995
6.25% , 09/15/32 ................... 31 30,430
861,996
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 7.38%, 08/01/33
(d)
.. 14 14,179
AutoZone, Inc., 4.00%, 04/15/30 .......... 60 58,556
Carvana Co.
(d)(h)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... 29 29,756
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 9 9,344
Gap, Inc. (The), 3.63%, 10/01/29
(d)
........ 20 18,682
Home Depot, Inc. (The)
1.50% , 09/15/28 ................... 280 264,060
1.88% , 09/15/31 ................... 370 323,843
4.65% , 09/15/35 ................... 130 126,743
3.35% , 04/15/50 ................... 220 151,840
Lowe's Cos., Inc.
3.35% , 04/01/27 ................... 230 228,190
3.65% , 04/05/29 ................... 83 81,189
O'Reilly Automotive, Inc., 3.60%, 09/01/27 .... 10 9,897
Petco Health & Wellness Co., Inc., 8.25%,
02/01/31
(d)
...................... 3 2,996
1,319,275
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, 6.20%, 07/15/30 ..... 120 126,806
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(d)
..... 10 10,398

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc., 4.00%, 04/15/29 .............. USD 90 $ 88,430
Seagate Data Storage Technology Pte. Ltd.
(d)
8.25% , 12/15/29 ................... 30 31,505
5.88% , 07/15/30 ................... 16 16,263
9.63% , 12/01/32 ................... 41 45,568
318,970
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp., 5.00%, 06/15/32 ...... 280 284,350
Tobacco — 0.0%
Altria Group, Inc., 3.40%, 05/06/30 ........ 70 66,894
BAT Capital Corp., 3.46%, 09/06/29 ....... 60 57,907
Turning Point Brands, Inc., 7.63%, 03/15/32
(d)
.. 25 25,585
150,386
Trading Companies & Distributors — 0.0%
FTAI Aviation Investors LLC
(d)
7.88% , 12/01/30 ................... 17 17,751
7.00% , 05/01/31 ................... 18 18,452
7.00% , 06/15/32 ................... 14 14,352
GATX Corp., 5.45%, 09/15/33 ........... 20 20,304
QXO Building Products, Inc., 6.75%, 04/30/32
(d)
65 66,299
United Rentals North America, Inc., 5.38%,
11/15/33
(d)
...................... 10 9,724
WESCO Distribution, Inc., 6.38%, 03/15/33
(d)
.. 4 4,075
150,957
Water Utilities — 0.0%
American Water Capital Corp., 5.45%, 03/01/54 20 18,956
Wireless Telecommunication Services — 0.1%
Connect Finco SARL, 9.00%, 09/15/29
(d)
..... 72 75,639
Millicom International Cellular SA
(d)
6.25% , 03/25/29 ................... 16 16,093
7.38% , 04/02/32 ................... 45 45,648
Rogers Communications, Inc.
4.55% , 03/15/52 ................... 60 47,390
Series NC5 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00% , 04/15/55
(a)
................ 16 16,063
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13% ,
04/15/55
(a)
..................... 16 16,373
T-Mobile USA, Inc.
3.38% , 04/15/29 ................... 20 19,383
2.88% , 02/15/31 ................... 8 7,377
3.50% , 04/15/31 ................... 120 113,493
5.50% , 01/15/55 ................... 90 82,541
Vodafone Group plc, 6.15%, 02/27/37 ...... 80 85,649
Zegona Finance plc, 8.63%, 07/15/29
(d)
..... 59 61,805
587,454
Total Corporate Bonds — 18 .7%
(Cost: $ 87,708,220 ) ............................... 87,202,983
Foreign Government Obligations
Canada — 0.1%
Canadian Government Bond
3.75% , 04/26/28 ................... 340 339,576
4.00% , 03/18/30 ................... 20 20,083
359,659
Chile — 0.0%
Republic of Chile , 3.25% , 09/21/71 ......... 320 198,080
Hungary — 0.0%
Hungary Government Bond , 7.63% , 03/29/41 .. 30 33,951
Security
Par (000)
Par (000) Value
Mexico — 0.1%
United Mexican States
7.38% , 05/13/55 ................... USD 200 $ 210,000
3.77% , 05/24/61 ................... 250 149,125
359,125
Peru — 0.0%
Republic of Peru , 6.20% , 06/30/55 ......... 80 80,360
Philippines — 0.1%
Republic of Philippines
9.50% , 02/02/30 ................... 30 35,160
5.90% , 02/04/50 ................... 200 199,750
234,910
Poland — 0.0%
Republic of Poland
5.13% , 09/18/34 ................... 30 30,060
5.50% , 03/18/54 ................... 90 82,916
112,976
Total Foreign Government Obligations — 0 .3%
(Cost: $ 1,406,755 ) ............................... 1,379,061
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
(c)
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 4.14%, 06/25/35
(a)
...... 36 31,638
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ...................... 19 8,158
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.25%, 11/25/36
(a)
................ 22 20,800
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.07%, 04/25/47
(a)
................ 16 14,800
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.15%, 06/25/47
(a)
................ 10 8,083
Series 2007-OH2, Class A2A, (1-mo. CME
Term SOFR at 0.48% Floor and 10.00%
Cap + 0.59%), 4.27%, 08/25/47
(a)
...... 4 3,708
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT at
0.94% Floor + 0.94%), 4.80%, 10/25/46
(a)
.. 38 25,538
APS Resecuritization Trust, Series 2016-1, Class
1MZ, 2.96%, 07/31/57
(a) (d)
............. 136 49,894
Banc of America Funding Trust, Series 2014-R2,
Class 1C, 0.00%, 11/26/36
(a) (d)
.......... 48 16,433
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (1-mo. CME Term SOFR
at 0.28% Floor and 11.00% Cap + 0.39%),
4.07%, 08/25/36
(a)
.................. 6 6,262
Chase Mortgage Finance Trust, Series 2007-S6,
Class 1A1, 6.00%, 12/25/37 ........... 266 102,923
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 .......... 18 15,185
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(d)
....................... 109 40,699
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 5.14%, 11/25/35
(a)
... 18 3,468

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
.......... USD 23 $ 10,357
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.13%,
08/25/47
(a)
....................... 70 64,199
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
5.91%, 03/25/36
(a)
.................. 4 3,677
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ........... —
(b)
528
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.83%, 09/25/37
(a)
.. 26 16,744
J.P. Morgan Alternative Loan Trust, Series
2007-A1, Class 1A4, (1-mo. CME Term SOFR
at 0.42% Floor and 11.50% Cap + 0.53%),
4.21%, 03/25/37
(a)
.................. 18 14,725
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (d)
... 20 19,354
Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2007-2, Class A4, (1-mo. CME
Term SOFR at 0.84% Floor + 0.95%), 4.63%,
06/25/37
(a)
....................... 3 2,770
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-3, Class 4A, 3.98%, 04/25/36
(a)
. 6 3,295
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50% Cap
+ 0.49%), 4.17%, 06/25/36
(a)
........... 9 8,399
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 . 26 24,638
Series 2006-4, Class 3A5, 6.85%, 05/25/36
(c)
32 28,322
544,597
Commercial Mortgage-Backed Securities — 0.0%
Bayview Commercial Asset Trust
(a)(d)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.24%,
01/25/36 ...................... 9 8,370
Series 2005-4A, Class M1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.79%), 4.46%,
01/25/36 ...................... 7 6,293
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.65%), 4.33%,
04/25/36 ...................... 4 3,621
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.49%), 4.17%,
10/25/36 ...................... 4 3,540
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.24%,
10/25/36 ...................... 4 3,538
25,362
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a) (d)
......... 831 2,587
Total Non-Agency Mortgage-Backed Securities — 0 .1%
(Cost: $ 766,861 ) ................................. 572,546
Security
Beneficial Interest
(000) Value
Other Interests
(l)
Capital Markets — 0.0%
(e)(i)(j)
Lehman Brothers Holdings, Inc. ........... USD 490 $ —
Lehman Brothers Holdings, Inc., Capital Trust VII 130 —
Total Other Interests — 0.0%
(Cost: $ 6 ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.1%
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88% , 12/15/54
(a)
............ 16 16,149
Banks — 0.0%
Canadian Imperial Bank of Commerce ,
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
6.95% , 01/28/85
(a)
.................. 38 37,913
Diversified Telecommunication Services — 0.0%
Bell Telephone Co. of Canada or Bell Canada ,
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.36%),
7.00% , 09/15/55
(a)
.................. 20 20,470
Electric Utilities — 0.0%
(a)
American Electric Power Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.13%), 5.80% , 03/15/56 30 29,634
Edison International
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
8.13% , 06/15/53 ................. 18 18,326
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.66%),
7.88% , 06/15/54 ................. 18 18,439
Electricite de France SA , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.41%), 9.13%
(d) (k)
.................. 22 25,476
Entergy Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.01%),
6.10% , 06/15/56 ................... 40 39,477
PG&E Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.88%),
7.38% , 03/15/55 ................. 15 15,096
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 ................. 34 33,597
Southern Co. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.99%), 6.00% , 04/01/58 .............. 39 39,196
219,241
Financial Services — 0.0%
HA Sustainable Infrastructure Capital, Inc. ,
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.48%),
7.13% , 11/15/56
(a)
.................. 29 28,862
Gas Utilities — 0.0%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(a) (d)
................. 26 26,363

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.1%
CVS Health Corp.
(a)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.52%),
6.75% , 12/10/54 ................. USD 28 $ 28,351
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
7.00% , 03/10/55 ................. 30 30,918
59,269
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60% , 01/15/55
(a)
............ 15 14,879
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.83%), 7.13% , 10/01/54
(a)
............ 15 15,235
Total Capital Trusts — 0 .1%
(Cost: $ 443,084 ) ................................. 438,381
Shares
Shares
Preferred Stocks — 0.1%
Banks — 0.1%
Banco Bradesco SA (Preference) .......... 7,449 27,582
Grupo Cibest SA (Preference) ............ 9,851 181,003
Itau Unibanco Holding SA (Preference) ...... 7,142 59,950
268,535
Chemicals — 0.0%
Braskem SA (Preference) , Class A
(e)
........ 39,686 71,560
Electric Utilities — 0.0%
Energisa SA (Preference) ............... 2 4
Metals & Mining — 0.0%
Gerdau SA (Preference) ................ 31,894 116,743
Total Preferred Stocks — 0 .1%
(Cost: $ 472,179 ) ................................. 456,842
Total Preferred Securities — 0 .2%
(Cost: $ 915,263 ) ................................. 895,223
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 9.8%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ............ 64 62,196
3.00% , 09/01/27 - 12/01/46 ............ 152 141,860
3.50% , 04/01/31 - 01/01/48 ............ 260 247,165
4.00% , 08/01/40 - 12/01/45 ............ 42 40,373
4.50% , 02/01/39 - 04/01/49 ............ 333 328,454
5.00% , 10/01/41 - 11/01/48 ............ 67 67,538
5.50% , 06/01/41 ................... 29 29,778
6.00% , 01/01/34 ................... 24 24,008
Federal National Mortgage Association ,
4.00% , 01/01/41 ................... 3 2,944
Government National Mortgage Association
2.00% , 08/20/50 - 04/20/52 ............ 3,780 3,124,605
2.00% , 04/15/56
(m)
.................. 956 789,687
2.50% , 07/20/51 - 07/20/52 ............ 2,935 2,527,064
2.50% , 04/15/56
(m)
.................. 795 683,824
3.00% , 02/15/45 - 09/20/52 ............ 2,413 2,160,248
3.00% , 04/15/56
(m)
.................. 28 24,993
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.50% , 01/15/42 - 02/20/52 ............ USD 849 $ 797,319
4.00% , 04/20/39 - 02/20/55 ............ 379 359,074
4.00% , 04/15/56
(m)
.................. 219 205,110
4.50% , 12/20/39 - 04/20/50 ............ 202 198,908
5.00% , 12/15/38 - 02/20/55 ............ 998 990,357
5.00% , 04/15/56
(m)
.................. 617 611,017
5.50% , 12/20/52 - 07/20/55 ............ 612 618,499
5.50% , 04/15/56
(m)
.................. 961 967,120
6.00% , 09/20/53 - 08/20/54 ............ 80 82,033
6.50% , 10/20/53 - 09/20/55 ............ 112 116,938
6.50% , 04/15/56
(m)
.................. 150 155,885
7.50% , 03/15/32 ................... 1 601
Uniform Mortgage-Backed Securities
2.00% , 10/01/31 - 02/01/52 ............ 3,111 2,590,829
2.00% , 04/25/41 - 04/25/56
(m)
........... 4,568 3,821,346
2.50% , 09/01/27 - 08/01/52 ............ 2,560 2,219,266
2.50% , 04/25/41 - 04/25/56
(m)
........... 1,779 1,518,840
3.00% , 04/01/29 - 03/01/52 ............ 1,339 1,230,311
3.00% , 04/25/56
(m)
.................. 767 673,564
3.50% , 08/01/30 - 01/01/51 ............ 1,475 1,379,387
3.50% , 04/25/41 - 04/25/56
(m)
........... 1,272 1,183,187
4.00% , 10/01/33 - 08/01/53 ............ 1,334 1,280,652
4.00% , 04/25/41 - 04/25/56
(m)
........... 1,010 968,077
4.50% , 06/01/26 - 08/01/53 ............ 1,581 1,557,703
4.50% , 04/25/56
(m)
.................. 86 82,990
5.00% , 09/01/35 - 01/01/56 ............ 756 751,334
5.00% , 04/25/56
(m)
.................. 1,515 1,493,982
5.50% , 02/01/35 - 01/01/56 ............ 2,540 2,577,009
5.50% , 04/25/56
(m)
.................. 1,097 1,102,053
6.00% , 12/01/27 - 11/01/55 ............ 3,322 3,412,365
6.00% , 04/25/56
(m)
.................. 1,024 1,043,792
6.50% , 05/01/40 - 12/01/55 ............ 970 1,013,707
6.50% , 04/25/56
(m)
.................. 9 9,311
7.00% , 04/25/56
(m)
.................. 332 349,270
45,616,573
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(d) (n)
........... 37 5,870
Total U.S. Government Sponsored Agency Securities — 9 .8%
(Cost: $ 47,718,696 ) ............................... 45,622,443
U.S. Treasury Obligations
U.S. Treasury Bonds
6.25% , 05/15/30 ................... 1,000 1,088,398
4.25% , 05/15/39 ................... 66 64,059
1.13% , 05/15/40 - 08/15/40 ............ 694 434,902
1.38% , 11/15/40 ................... 347 223,517
2.25% , 05/15/41 - 02/15/52 ............ 9,030 5,860,735
1.75% , 08/15/41 ................... 2,830 1,892,010
2.38% , 02/15/42 ................... 4,000 2,914,844
2.75% , 11/15/42 ................... 3,265 2,483,313
3.13% , 02/15/43 ................... 332 265,820
2.88% , 05/15/43 - 11/15/46 ............ 597 448,688
3.63% , 08/15/43 ................... 332 283,536
3.75% , 11/15/43 ................... 332 287,673
2.50% , 02/15/45 ................... 593 415,864
3.00% , 02/15/47 - 02/15/49 ............ 2,100 1,555,828
1.88% , 11/15/51 ................... 3,070 1,686,461
4.75% , 08/15/55 ................... 810 789,370
U.S. Treasury Inflation Linked Notes ,
0.13% , 01/15/31 ................... 2,289 2,151,870

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
2.75% , 04/30/27 ................... USD 2,570 $ 2,542,164
4.38% , 08/31/28 ................... 6,090 6,166,125
1.88% , 02/28/29 - 02/15/32 ............ 9,314 8,572,929
2.38% , 05/15/29 ................... 3,063 2,932,583
3.75% , 12/31/30 ................... 7,460 7,396,182
1.38% , 11/15/31 ................... 3 2,601
3.88% , 08/15/34 ................... 1,260 1,227,959
4.25% , 05/15/35 ................... 400 398,937
Total U.S. Treasury Obligations — 11 .2%
(Cost: $ 58,376,341 ) ............................... 52,086,368
Total Long-Term Investments — 90.2%
(Cost: $ 393,620,901 ) .............................. 419,791,074
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 11.7%
(o)(p)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(q)
................... 1,496,304 $ 1,496,604
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55% ..................... 52,993,969 52,993,969
Total Money Market Funds — 11 .7%
(Cost: $ 54,490,573 ) ............................... 54,490,573
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills
(r)
3.89% , 02/18/27 ................... USD 1,760 1,704,406
3.79% , 03/18/27 ................... 500 482,808
Total U.S. Treasury Obligations — 0 .5%
(Cost: $ 2,184,474 ) ............................... 2,187,214
Total Short-Term Securities — 12.2%
(Cost: $ 56,675,047 ) ............................... 56,677,787
Total Investments — 102 .4%
(Cost: $ 450,295,948 ) .............................. 476,468,861
Liabilities in Excess of Other Assets — (2.4) % ............. (10,942,965)
Net Assets — 100.0% ...............................
$ 465,525,896
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Non-income producing security.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
All or a portion of this security is on loan.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)
Perpetual security with no stated maturity date.
(l)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Represents or includes a TBA transaction.
(n)
Zero-coupon bond.
(o)
Affiliate of the Fund.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(r)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 872,708 $ 624,203
(a)
$ — $ (307) $ — $ 1,496,604 1,496,304 $ 854
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 61,283,896 — (8,289,927)
(a)
— — 52,993,969 52,993,969 513,278 —
$ (307) $ — $ 54,490,573 $ 514,132 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ............................................................. 17 06/11/26 $ 3,873 $ 79,242
S&P 500 E-Mini Index ....................................................... 20 06/18/26 6,571 (116,942)
S&P/TSX 60 Index ......................................................... 1 06/18/26 274 2,287
U.S. Treasury 10-Year Ultra Note ............................................... 48 06/18/26 5,445 (115,900)
EURO STOXX 50 Index ..................................................... 5 06/19/26 318 (11,543)
MSCI EAFE Index ......................................................... 29 06/19/26 4,207 8,311
MSCI Emerging Markets Index ................................................. 4 06/19/26 291 (9,380)
U.S. Treasury 2-Year Note .................................................... 49 06/30/26 10,166 4,643
U.S. Treasury 5-Year Note .................................................... 65 06/30/26 7,031 (29,053)
(188,335)
Short Contracts
Nasdaq-100 E-Mini Index ..................................................... 29 06/18/26 13,871 496,001
U.S. Treasury 10-Year Note ................................................... 45 06/18/26 4,994 74,409
U.S. Treasury Ultra Bond ..................................................... 260 06/18/26 30,241 1,023,169
1,593,579
$ 1,405,244
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,269,827 JPY 231,001,000 Societe Generale SA 06/17/26 $ 7,943
USD 9,511,307 AUD 13,563,433 Barclays Bank plc 06/17/26 163,776
USD 1,492,144 EUR 1,276,000 Barclays Bank plc 06/17/26 12,091
USD 132,492 GBP 99,100 Citibank NA 06/17/26 1,354
USD 1,234,618 JPY 194,534,000 BNP Paribas SA 06/17/26 932
USD 134,176 JPY 20,879,000 Toronto Dominion Bank 06/17/26 1,767
187,863
AUD 20,780,128 USD 14,678,962 Standard Chartered Bank 06/17/26 (357,891)
CAD 12,113,343 USD 8,900,423 BNP Paribas SA 06/17/26 (163,486)
JPY 6,077,220,714 USD 39,054,555 Toronto Dominion Bank 06/17/26 (514,358)
(1,035,735)
$ (847,872)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 46.V1 ..................... 5 .00 % Quarterly 06/20/31 USD 5,398 $ (267,625) $ (215,699) $ (51,926)
Markit CDX North American Investment Grade
Index Series 46.V1 ................ 1 .00 Quarterly 06/20/31 USD 14,708 (258,774) (253,595) (5,179)
Markit CDX North American Investment Grade
Index Series 46.V1 ................ 1 .00 Quarterly 06/20/36 USD 981 (539) 2,037 (2,576)
$ (526,938) $ (467,257) $ (59,681)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
Emerging Markets Index
Series 45.V1 ....... 1 .00 % Quarterly 06/20/31 BB+ USD 2,650 $ (110,852) $ (113,342) $ 2,490
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.29% Quarterly
MSCI ACWI Net
Total Return USD
Index Quarterly
Merrill Lynch International
& Co. 04/07/26 USD 39,456 $ (2,241,628) $ — $ (2,241,628)
1-day SOFR plus 0.38% Quarterly
MSCI ACWI Net
Total Return USD
Index Quarterly
Merrill Lynch International
& Co. 11/12/26 USD 10,261 (678,459) — (678,459)
$ (2,920,087) $ — $ (2,920,087)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .65%

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 624,273 $ — $ 624,273
Common Stocks
Aerospace & Defense .................................... 3,174,557 4,087,160 — 7,261,717
Air Freight & Logistics .................................... 22,917 97,613 — 120,530
Automobile Components .................................. 688,614 72,555 — 761,169
Automobiles .......................................... 3,032,722 — — 3,032,722
Banks ............................................... 7,048,721 9,262,556 — 16,311,277
Beverages ........................................... 1,183,637 114,897 — 1,298,534
Biotechnology ......................................... 3,936,990 446,194 — 4,383,184
Broadline Retail ........................................ 7,436,496 815,885 — 8,252,381
Building Products ....................................... 106,200 — — 106,200
Capital Markets ........................................ 5,528,220 2,615,434 — 8,143,654
Chemicals ............................................ 1,128,084 1,406,052 — 2,534,136
Commercial Services & Supplies ............................. 259,455 — — 259,455
Communications Equipment ................................ 1,055,237 710,942 — 1,766,179
Construction & Engineering ................................ 3,382,522 696,282 — 4,078,804
Construction Materials .................................... — 277,274 — 277,274
Consumer Finance ...................................... 1,941,833 — — 1,941,833
Consumer Staples Distribution & Retail ........................ 2,272,583 483,457 — 2,756,040
Containers & Packaging .................................. 634,651 — — 634,651
Diversified REITs ....................................... — 17,294 — 17,294
Diversified Telecommunication Services ........................ 3,403,479 1,448,852 — 4,852,331
Electric Utilities ........................................ 1,316,686 730,162 — 2,046,848
Electrical Equipment ..................................... 1,887,639 5,076,150 — 6,963,789
Electronic Equipment, Instruments & Components ................. 1,153,833 3,219,767 — 4,373,600
Energy Equipment & Services .............................. 75,680 — — 75,680
Entertainment ......................................... 2,085,056 53,628 — 2,138,684
Financial Services ...................................... 2,416,040 52,350 — 2,468,390
Food Products ......................................... 514,774 68,159 — 582,933
Gas Utilities ........................................... — 201,932 — 201,932
Ground Transportation ................................... 754,182 — — 754,182
Health Care Equipment & Supplies ........................... 2,910,947 136,296 — 3,047,243
Health Care Providers & Services ............................ 3,171,963 333,299 — 3,505,262
Health Care Technology .................................. 283,867 — — 283,867
Hotels, Restaurants & Leisure .............................. 3,751,774 821,292 — 4,573,066
Household Durables ..................................... 449,334 2,179,427 — 2,628,761
Household Products ..................................... 2,666,527 — — 2,666,527
Independent Power and Renewable Electricity Producers ............ 54,311 11,908 — 66,219
Industrial Conglomerates .................................. 1,849,848 2,038,318 — 3,888,166

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

Level 1 Level 2 Level 3 Total
Insurance ............................................ $ 2,711,189 $ 6,589,682 $ — $ 9,300,871
Interactive Media & Services ............................... 10,171,856 2,357,199 — 12,529,055
IT Services ........................................... 463,125 1,765,804 — 2,228,929
Leisure Products ....................................... 105,674 — — 105,674
Life Sciences Tools & Services .............................. 1,026,988 104,343 — 1,131,331
Machinery ............................................ 222,691 423,713 — 646,404
Marine Transportation .................................... 8,453 — — 8,453
Media ............................................... 85,278 390,203 — 475,481
Metals & Mining ........................................ 4,024,156 2,194,601 — 6,218,757
Multi-Utilities .......................................... 878,519 762,695 — 1,641,214
Oil, Gas & Consumable Fuels ............................... 4,662,712 6,277,377 — 10,940,089
Passenger Airlines ...................................... 38,957 108,173 — 147,130
Personal Care Products .................................. — 13,474 — 13,474
Pharmaceuticals ....................................... 6,391,301 2,793,278 — 9,184,579
Professional Services .................................... 473,690 455,537 — 929,227
Real Estate Management & Development ....................... 16,797 665,354 — 682,151
Residential REITs ....................................... 36,902 — — 36,902
Retail REITs .......................................... 245,037 57,538 — 302,575
Semiconductors & Semiconductor Equipment .................... 21,975,401 9,807,908 — 31,783,309
Software ............................................. 11,874,863 287,139 — 12,162,002
Specialized REITs ...................................... 2,763,370 — — 2,763,370
Specialty Retail ........................................ 1,524,409 132,114 — 1,656,523
Technology Hardware, Storage & Peripherals .................... 11,707,225 1,755,772 — 13,462,997
Textiles, Apparel & Luxury Goods ............................ 722,907 97,950 — 820,857
Tobacco ............................................. 1,365,267 487,221 — 1,852,488
Water Utilities ......................................... — 276,503 — 276,503
Wireless Telecommunication Services ......................... 674,517 378,801 — 1,053,318
Corporate Bonds
Aerospace & Defense .................................... — 569,838 — 569,838
Air Freight & Logistics .................................... — 35,363 — 35,363
Automobile Components .................................. — 368,988 — 368,988
Automobiles .......................................... — 888,855 — 888,855
Banks ............................................... — 13,773,345 — 13,773,345
Beverages ........................................... — 2,743,258 — 2,743,258
Biotechnology ......................................... — 1,381,354 — 1,381,354
Broadline Retail ........................................ — 360,922 — 360,922
Building Products ....................................... — 2,098,968 — 2,098,968
Capital Markets ........................................ — 5,953,417 — 5,953,417
Chemicals ............................................ — 932,028 — 932,028
Commercial Services & Supplies ............................. — 533,231 — 533,231
Communications Equipment ................................ — 999,698 — 999,698
Construction & Engineering ................................ — 1,032,919 — 1,032,919
Construction Materials .................................... — 150,054 — 150,054
Consumer Finance ...................................... — 2,918,768 — 2,918,768
Consumer Staples Distribution & Retail ........................ — 687,647 — 687,647
Diversified Consumer Services .............................. — 58,323 — 58,323
Diversified Telecommunication Services ........................ — 1,484,838 — 1,484,838
Electric Utilities ........................................ — 4,551,320 — 4,551,320
Electronic Equipment, Instruments & Components ................. — 1,087,047 — 1,087,047
Energy Equipment & Services .............................. — 490,263 — 490,263
Entertainment ......................................... — 210,610 — 210,610
Financial Services ...................................... — 1,880,480 — 1,880,480
Food Products ......................................... — 1,478,100 — 1,478,100
Gas Utilities ........................................... — 385,904 — 385,904
Ground Transportation ................................... — 641,500 — 641,500
Health Care Equipment & Supplies ........................... — 186,705 — 186,705
Health Care Providers & Services ............................ — 4,826,170 — 4,826,170
Health Care REITs ...................................... — 690,836 — 690,836
Hotel & Resort REITs .................................... — 79,812 — 79,812
Hotels, Restaurants & Leisure .............................. — 1,246,212 — 1,246,212
Household Durables ..................................... — 919,818 — 919,818
Household Products ..................................... — 59,157 — 59,157
Independent Power and Renewable Electricity Producers ............ — 87,349 — 87,349
Industrial Conglomerates .................................. — 993,121 — 993,121
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

Level 1 Level 2 Level 3 Total
Insurance ............................................ $ — $ 2,270,804 $ — $ 2,270,804
Interactive Media & Services ............................... — 750,292 — 750,292
IT Services ........................................... — 1,528,209 — 1,528,209
Life Sciences Tools & Services .............................. — 14,215 — 14,215
Machinery ............................................ — 406,546 — 406,546
Marine Transportation .................................... — 40,644 — 40,644
Media ............................................... — 750,875 — 750,875
Metals & Mining ........................................ — 1,026,802 — 1,026,802
Mortgage Real Estate Investment Trusts (REITs) .................. — 248,831 — 248,831
Multi-Utilities .......................................... — 168,843 — 168,843
Office REITs .......................................... — 37,067 — 37,067
Oil, Gas & Consumable Fuels ............................... — 6,903,619 — 6,903,619
Passenger Airlines ...................................... — 121,946 — 121,946
Personal Care Products .................................. — 38,110 — 38,110
Pharmaceuticals ....................................... — 2,167,681 — 2,167,681
Professional Services .................................... — 1,232,018 — 1,232,018
Real Estate Management & Development ....................... — 930,531 — 930,531
Residential REITs ....................................... — 82,529 — 82,529
Retail REITs .......................................... — 72,461 — 72,461
Semiconductors & Semiconductor Equipment .................... — 3,713,056 — 3,713,056
Software ............................................. — 4,219,342 — 4,219,342
Specialized REITs ...................................... — 861,996 — 861,996
Specialty Retail ........................................ — 1,319,275 — 1,319,275
Technology Hardware, Storage & Peripherals .................... — 318,970 — 318,970
Textiles, Apparel & Luxury Goods ............................ — 284,350 — 284,350
Tobacco ............................................. — 150,386 — 150,386
Trading Companies & Distributors ............................ — 150,957 — 150,957
Water Utilities ......................................... — 18,956 — 18,956
Wireless Telecommunication Services ......................... — 587,454 — 587,454
Foreign Government Obligations .............................. — 1,379,061 — 1,379,061
Non-Agency Mortgage-Backed Securities ........................ — 572,546 — 572,546
Other Interests .......................................... — — — —
Preferred Securities
Automobile Components .................................. — 16,149 — 16,149
Banks ............................................... 268,535 37,913 — 306,448
Chemicals ............................................ 71,560 — — 71,560
Diversified Telecommunication Services ........................ — 20,470 — 20,470
Electric Utilities ........................................ 4 219,241 — 219,245
Financial Services ...................................... — 28,862 — 28,862
Gas Utilities ........................................... — 26,363 — 26,363
Health Care Providers & Services ............................ — 59,269 — 59,269
Independent Power and Renewable Electricity Producers ............ — 14,879 — 14,879
Metals & Mining ........................................ 116,743 — — 116,743
Oil, Gas & Consumable Fuels ............................... — 15,235 — 15,235
U.S. Government Sponsored Agency Securities .................... — 45,622,443 — 45,622,443
U.S. Treasury Obligations ................................... — 52,086,368 — 52,086,368
Short-Term Securities
Money Market Funds ...................................... 54,490,573 — — 54,490,573
U.S. Treasury Obligations ................................... — 2,187,214 — 2,187,214
$ 210,698,078 $ 265,770,783 $ — $ 476,468,861
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 2,490 $ — $ 2,490
Equity contracts ........................................... 506,599 79,242 — 585,841
Foreign currency exchange contracts ............................ — 187,863 — 187,863
Interest rate contracts ....................................... 1,102,221 — — 1,102,221
Liabilities
Credit contracts ........................................... — (59,681) — (59,681)
Equity contracts ........................................... (137,865) (2,920,087) — (3,057,952)
Foreign currency exchange contracts ............................ — (1,035,735) — (1,035,735)
Interest rate contracts ....................................... (144,953) — — (144,953)
$ 1,326,002 $ (3,745,908) $ — $ (2,419,906)
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Balanced Portfolio

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)